MAY 2, 2011

CLASS A SHARES

TRUST SHARES

HUNTINGTON FUNDS

Money Market Funds

Huntington Tax-Free Money Market Fund

Symbol: HFTXX (A Shares)

Symbol: HFLXX (Trust Shares)

Huntington Money Market Fund

Symbol: HFIXX (A Shares)

Symbol: HFDXX (Trust Shares)

Huntington Ohio Municipal Money Market Fund

Symbol: HOBXX (A Shares)

Symbol: HFXXX (Trust Shares)

Huntington U.S. Treasury Money Market Fund

Symbol: HUIXX (A Shares)

Symbol: HTTXX (Trust Shares)

Equity Funds

Huntington Dividend Capture Fund

Symbol: HDCAX (A Shares)

Symbol: HDCTX (Trust Shares)

Huntington Global Select Markets Fund

Symbol: HGSAX (A Shares)

Symbol: HGSIX (Trust Shares)

Huntington Growth Fund

Symbol: HGWIX (A Shares)

Symbol: HGWTX (Trust Shares)

Huntington Income Equity Fund

Symbol: HUINX (A Shares)

Symbol: HIEFX (Trust Shares)

Huntington International Equity Fund

Symbol: HIEAX (A Shares)

Symbol: HIETX (Trust Shares)

Huntington Macro 100 Fund

Symbol: HMALX (A Shares)

Symbol: HMTPX (Trust Shares)

Huntington Mid Corp America Fund

Symbol: HUMIX (A Shares)

Symbol: HMATX (Trust Shares)

Huntington New Economy Fund

Symbol: HNEAX (A Shares)

Symbol: HNETX (Trust Shares)

Huntington Real Strategies Fund

Symbol: HRSAX (A Shares)

Symbol: HRSTX (Trust Shares)

Huntington Rotating Markets Fund

Symbol: HRIAX (A Shares)

Symbol: HRITX (Trust Shares)

Huntington Situs Fund

Symbol: HSUAX (A Shares)

Symbol: HSUTX (Trust Shares)

Huntington Technical Opportunities Fund

Symbol: HTOAX (A Shares)

Symbol: HTOTX (Trust Shares)

Income Funds

Huntington Fixed Income Securities Fund

Symbol: HFIIX (A Shares)

Symbol: HFISX (Trust Shares)

Huntington Intermediate Government Income Fund

Symbol: HMGCX (A Shares)

Symbol: HMGIX (Trust Shares)

Huntington Mortgage Securities Fund

Symbol: HUMSX (A Shares)

Symbol: HMTGX (Trust Shares)

Huntington Ohio Tax-Free Fund

Symbol: HOHFX (A Shares)

Symbol: HOHTX (Trust Shares)

Huntington Short/Intermediate Fixed Income Securities Fund

Symbol: HSIAX (A Shares)

Symbol: HSIFX (Trust Shares)

Huntington World Income Fund

Symbol: HWAFX (A Shares)

Symbol: HWITX (Trust Shares)

Asset Allocation Funds

Huntington Balanced Allocation Fund

Symbol: HBAFX (A Shares)

Huntington Conservative Allocation Fund

Symbol: HCAFX (A Shares)

Huntington Growth Allocation Fund

Symbol: HGRFX (A Shares)

MAY 2, 2011

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Not a Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee

• Not Insured by a Government Agency

The Huntington FundsTable of Contents

Money Market Funds

3	Huntington Tax-Free Money Market Fund

7	Huntington Money Market Fund

11	Huntington Ohio Municipal Money Market Fund

15	Huntington U.S. Treasury Money Market Fund

Equity Funds

19	Huntington Dividend Capture Fund

23	Huntington Global Select Markets Fund

29	Huntington Growth Fund

33	Huntington Income Equity Fund

37	Huntington International Equity Fund

41	Huntington Macro 100 Fund

45	Huntington Mid Corp America Fund

49	Huntington New Economy Fund

54	Huntington Real Strategies Fund

60	Huntington Rotating Markets Fund

65	Huntington Situs Fund

70	Huntington Technical Opportunities Fund

Income Funds

76	Huntington Fixed Income Securities Fund

80	Huntington Intermediate Government Income Fund

84	Huntington Mortgage Securities Fund

89	Huntington Ohio Tax-Free Fund

93	Huntington Short/Intermediate Fixed Income Securities Fund

97	Huntington World Income Fund

Asset Allocation Funds

102	Huntington Balanced Allocation Fund

108	Huntington Conservative Allocation Fund

113	Huntington Growth Allocation Fund

Principal Investment Strategies and Risks

119	Huntington Tax-Free Money Market Fund

122	Huntington Money Market Fund

124	Huntington Ohio Municipal Money Market Fund

127	Huntington U.S. Treasury Money Market Fund

129	Huntington Dividend Capture Fund

132	Huntington Global Select Markets Fund

138	Huntington Growth Fund

141	Huntington Income Equity Fund

144	Huntington International Equity Fund

148	Huntington Macro 100 Fund

151	Huntington Mid Corp America Fund

154	Huntington New Economy Fund

158	Huntington Real Strategies Fund

166	Huntington Rotating Markets Fund

171	Huntington Situs Fund

175	Huntington Technical Opportunities Fund

182	Huntington Fixed Income Securities Fund

186	Huntington Intermediate Government Income Fund

190	Huntington Mortgage Securities Fund

194	Huntington Ohio Tax-Free Fund

197	Huntington Short/Intermediate Fixed Income Securities Fund

199	Huntington World Income Fund

205	Huntington Asset Allocation Funds Overview

206	Huntington Balanced Allocation Fund

211	Huntington Conservative Allocation Fund

215	Huntington Growth Allocation Fund

218	Huntington Investment Strategy — All Asset Allocation Funds
Shareholder Information

219	Distribution of the Funds

220	Distribution Plan (Rule 12b-1 Fees)

220	Sales Charges

223	Pricing Shares

225	Purchasing Shares

227	Exchanging Shares

228	Redeeming Shares

231	Portfolio Holdings Information
More About the Huntington Funds

232	Management of the Trust

234	Fees Paid To Advisor and Affiliates

234	Advisory Services

237	Dividends and Distributions

238	Tax Consequences

239	Financial Information

264	Additional Investment Strategies

266	Investment Practices

274	Glossary of Investment Risks

Fund Summaries

Huntington Tax-Free Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.30%	0.30%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.59%	0.61%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	0.90%	1.17%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$92	$287	$498	$1,108
Class A Shares	$119	$372	$644	$1,420

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Tax-Free Money Market Fund by investing substantially all of the Fund’s assets in short-term tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor.

In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund and endeavors to diversify the portfolio’s holdings as much as possible. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

Tax-exempt securities are debt securities typically issued by states, counties, cities, and other political subdivisions and authorities and which pay interest that is exempt from Federal income tax.

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Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Enhancement Risk. A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

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Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2006 Q4 2010	0.72 0.00	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Tax-Free Money Market Fund — Trust Shares
Returns before taxes	0.01%	1.44%	1.19%
Tax-Free Money Market Fund — Class A Shares
Returns before taxes	0.01%	1.27%	1.03%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Tax-Free Money Market Fund and applicable Share class (for example, Huntington Tax-Free Money Market Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Tax-Free Money Market Fund

continued

Tax Information

It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.30%	0.30%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.58%	0.58%

Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	0.91%	1.16%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$93	$290	$504	$1,120
Class A Shares	$118	$368	$638	$1,409

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

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Fund Summaries

Huntington Money Market Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

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Fund Summaries

Huntington Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q1 2001 Q4 2010	1.27 0.00	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Money Market Fund — Trust Shares
Returns before taxes	0.01%	2.02%	1.77%
Money Market Fund — Class A Shares
Returns before taxes	0.01%	1.87%	1.59%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase or redeemed for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Money Market Fund and applicable Share class (for example, Huntington Money Market Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Money Market Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Ohio Municipal Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.30%	0.30%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.58%	0.57%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	0.89%	1.13%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$91	$284	$493	$1,096
Class A Shares	$115	$359	$622	$1,375

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

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Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

State Concentration Risk. Because the Fund primarily purchases municipal bonds from Ohio, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal issues in that state.

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Enhancement Risk. A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

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Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2007 Q4 2010	0.72 0.00	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Ohio Municipal Money Market Fund — Trust Shares
Returns before taxes	0.01%	1.47%	1.27%
Ohio Municipal Money Market Fund — Class A Shares
Returns before taxes	0.01%	1.30%	1.09%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Ohio Municipal Money Market Fund and applicable Share class (for example, Huntington Ohio Municipal Money Market Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

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Fund Summaries

Huntington Ohio Municipal Money Market Fund

continued

Tax Information

The Fund intends to distribute dividends exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes except for Ohio taxes to the extent derived from Ohio tax-exempt investments and eligible for tax-exempt treatment under Ohio law. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington U.S. Treasury Money Market Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.20%	0.20%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.56%	0.56%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	0.76%	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$78	$243	$422	$942
Class A Shares	$103	$322	$558	$1,236

Principal Investment Strategy

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate dollar- weighted average maturity range for the Fund. Because the Fund seeks a rating by an independent rating agency, it will seek to limit its dollar-weighted average maturity to 60 days or less. However, like all money market funds, this maturity range may extend up to 90 days if the Advisor deems it necessary.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s NAV and returns include:

▶

Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Recoupment Risk. The Advisor entered into an agreement with the Fund effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

▶

Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q1 2001 Q4 2010	1.25 0.00	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
U.S. Treasury Money Market Fund — Trust Shares
Returns before taxes	0.01%	1.80%	1.65%
U.S. Treasury Money Market Fund — Class A Shares
Returns before taxes	0.01%	1.66%	1.48%

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington U.S. Treasury Money Market Fund and applicable Share class (for example, Huntington U.S. Treasury Money Market Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the Federal Reserve Bank and the New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

▶

Fund Summaries

Huntington U.S. Treasury Money Market Fund

continued

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Dividend Capture Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return on investment, with dividend income an important component of that return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.65%	0.64%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.41%	1.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$144	$446	$771	$1,691
Class A Shares	$635	$971	$1,329	$2,337

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 65% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out-of-favor. The Fund may invest in convertible bonds and other securities (such as preferred stock and real estate investment trusts) that contain aspects of both stocks and bonds. The Advisor will also frequently purchase stocks in a short period prior to the ex- dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading costs the Fund will incur.

▶

Fund Summaries

Huntington Dividend Capture Fund

continued

The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

▶

Fund Summaries

Huntington Dividend Capture Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q1 2009	23.66 (17.31	% )%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	Since Class Inception*
Dividend Capture Fund — Trust Shares
Returns before taxes	13.99%	1.75%	5.21%
Returns after taxes on distributions(1)	13.47%	0.51%	3.65%
Returns after taxes on distributions and sales of Trust Shares(1)	9.70%	1.15%	3.89%
Dividend Capture Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	8.32%	0.53%	4.48%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	15.06%	2.29%	2.07%
Dividend Capture Indices Blend (DCIB) (reflects no deduction for fees, expenses or taxes)(3)	18.57%	1.12%	4.69%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

▶

Fund Summaries

Huntington Dividend Capture Fund

continued

(3)

The unmanaged DCIB is a custom, blended index comprised of the S&P 500 Value Index (40%), BofA/Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%). This custom blended index and its respective weightings are reflective of the Fund’s sector diversification. The S&P 500 Value Index is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The BofA/Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. NAREIT Index represents returns for the National Association of Real Estate Investment Trust Equity Index.

*	Since March 1, 2001.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, is primarily responsible for the day-to-day management of the Fund. Mr. Mentzer has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Dividend Capture Fund and applicable Share class (for example, Huntington Dividend Capture Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Global Select Markets Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	1.00%	1.00%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	1.19%	1.19%

Acquired Fund Fees and Expenses	0.08%	0.08%

Total Annual Fund Operating Expenses	2.27%	2.52%

Fee Waivers and/or Expense Reimbursements(1)	(0.29)%	(0.28)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.98%	2.24%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Trust Shares and Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% and 2.15%, respectively, of the Fund’s daily net assets through April 30, 2012. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2012, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund’s Trust Shares and Class A Shares total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% and 2.15%, respectively, of the Fund’s daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$201	$621	$1,068	$2,306
Class A Shares	$691	$1,142	$1,618	$2,927

▶

Fund Summaries

Huntington Global Select Markets Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally pursues its investment objective by investing in equity and fixed income securities (including real estate investment trusts) in the United States and in developed and emerging markets throughout the world. The proportions of the Fund’s assets invested in each type of security (which, for each security type may, at any particular time, range from 0% to 100%) vary based on Huntington Asset Advisors, Inc.’s (the “Advisor”) interpretation of economic conditions and underlying securities values. The Advisor normally allocates the Fund’s investments across different countries and regions, and under normal market conditions, the Fund invests significantly (at least 40% — unless market conditions are not deemed favorable by the Advisor, in which case the Fund invests at least 30%) in securities of issuers based outside the United States. The Fund may invest in equity securities of any and all market capitalizations.

The Advisor will employ continuous “top-down” macro economic analysis to identify those countries believed to have the best prospects for sustainable growth. A “bottom up” process will then identify securities expected to provide superior risk-adjusted returns in those countries. By investing in equities and fixed income securities in developed and emerging markets, the Fund seeks to moderate volatility compared to investing solely in emerging market equities. The Fund has no maturity restrictions on the fixed income securities in which it invests.

The Advisor may also use various techniques, such as buying and selling futures contracts and exchange traded funds (“ETFs”), to increase or decrease the Fund’s exposure to changing security prices, interest rates or other factors that affect security values. In addition, in limited circumstances the Advisor may, in order to help the Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies, enter into derivatives contracts in which a foreign currency is an underlying asset. In addition, the Fund may invest up to 20% of its assets in lower quality fixed income securities (also known as junk bonds) — for example, securities which at time of purchase are not rated in one of the four highest categories by a U.S. nationally rated statistical rating organization (or, if unrated, are not determined by the Advisor to be of a quality comparable to a security rated within the four highest rating categories).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Government Intervention and Extreme Volatility. Governments and their agencies may take legislative or regulatory actions that affect the securities in which the Fund invests, the issuers of such securities or the Fund itself, in a manner which could limit or preclude the Fund’s ability to achieve its investment objective.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

▶

Fund Summaries

Huntington Global Select Markets Fund

continued

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Derivative Contracts and Hybrid Instruments Risks. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because, however, it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Manager Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks.

▶

Fund Summaries

Huntington Global Select Markets Fund

continued

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

▶

Fund Summaries

Huntington Global Select Markets Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q2 2010	16.86 (6.63	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	Since Class Inception*
Global Select Markets Fund — Trust Shares
Returns before taxes	15.85%	15.85%
Returns after taxes on distributions(1)	15.66%	15.66%
Returns after taxes on distributions and sales of Trust Shares(1)	10.55%	10.55%
Global Select Markets Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	9.90%	9.90%
Morgan Stanley Capital International (MSCI) Emerging Market Index (MSCI-EM) (reflects no deduction for fees, expenses or taxes)(2)	18.88%	18.88%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The MSCI-EM is a market-capitalization weighted equity index comprising 21 of the 48 countries in the MSCI universe. Each MSCI country index is created separately, then aggregated, without change, into MSCI indices. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

*	Since December 30, 2009.

▶

Fund Summaries

Huntington Global Select Markets Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Attwood, Vice President of the Advisor, has served as the Fund’s portfolio manager since December 30, 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Global Select Markets Fund and applicable Share class (for example, Huntington Global Select Markets Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Growth Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.60%	0.60%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.63%	0.62%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.24%	1.48%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$126	$393	$681	$1,500
Class A Shares	$618	$921	$1,245	$2,159

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 292% of the average value of its portfolio.

Principal Investment Strategy

The Advisor normally invests in common stock and other equity securities, such as preferred stock, of primarily domestic medium or large companies which it believes offer opportunities for growth.

▶

Fund Summaries

Huntington Growth Fund

continued

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

▶

Fund Summaries

Huntington Growth Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q4 2008	16.06 (19.21	% )%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Growth Fund — Trust Shares
Returns before taxes	10.23%	0.26%	(1.60)%
Returns after taxes on distributions(1)	10.23%	(1.01)%	(2.33)%
Returns after taxes on distributions and sales of Trust Shares(1)	6.65%	0.39%	(1.27)%
Growth Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	4.70%	(0.96)%	(2.30)%
S&P 500 Growth Index (S&P 500 Growth) (reflects no deduction for fees, expenses or taxes)(2)	15.05%	3.60%	0.99%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 500 Growth is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum.

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Fund Summaries

Huntington Growth Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Herb Chen is primarily responsible for the day-to-day management of the Fund. Mr. Chen, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2010.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Growth Fund and applicable Share class (for example, Huntington Growth Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Income Equity Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.60%	0.60%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.62%	0.62%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.23%	1.48%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$125	$390	$676	$1,489
Class A Shares	$618	$921	$1,245	$2,159

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategy

The Advisor invests primarily in domestic equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income- producing equity securities. The Advisor may invest in preferred

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Fund Summaries

Huntington Income Equity Fund

continued

stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as “junk bonds”, (securities rated below BBB by Standard & Poor’s or Baa by Moody’s).

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

▶

Fund Summaries

Huntington Income Equity Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2008	18.61 (20.13	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Income Equity Fund — Trust Shares
Returns before taxes	11.59%	(0.98)%	1.80%
Returns after taxes on distributions(1)	11.16%	(2.10)%	0.51%
Returns after taxes on distributions and sales of Trust Shares(1)	8.03%	(0.78)%	1.35%
Income Equity Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	6.02%	(2.19)%	1.05%
Standard & Poor’s 500 Value Index (S&P 500 Value) (reflects no deduction for fees, expenses or taxes)(2)	15.10%	0.87%	1.65%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 500 Value is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum.

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Fund Summaries

Huntington Income Equity Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Craig Hardy, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2003.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Income Equity Fund and applicable Share class (for example, Huntington Income Equity Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington International Equity Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	1.00%	1.00%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.59%	0.59%

Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses	1.64%	1.89%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$167	$517	$892	$1,944
Class A Shares	$650	$1,041	$1,448	$2,581

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor

▶

Fund Summaries

Huntington International Equity Fund

continued

uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates and the overall growth in the company’s economic value.

The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of meeting global norms of transparency.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

▶

Fund Summaries

Huntington International Equity Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q4 2008	22.90 (23.11	% )%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	Since Class Inception*
International Equity Fund — Trust Shares
Returns before taxes	7.72%	4.40%	4.44%
Returns after taxes on distributions(1)	7.59%	3.66%	3.99%
Returns after taxes on distributions and sales of Trust Shares(1)	5.19%	3.78%	3.86%
International Equity Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	2.43%	3.14%	3.67%
Morgan Stanley Capital International (MSCI) — Europe Australasia Far East Index (MSCI-EAFE) (reflects no deduction for fees, expenses or taxes)(2)	7.75%	2.46%	4.39%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance on developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium,

▶

Fund Summaries

Huntington International Equity Fund

continued

Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
*	Since March 1, 2001.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Madelynn M. Matlock, Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 2002.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington International Equity Fund and applicable Share class (for example, Huntington International Equity Fund Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Macro 100 Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return which consists of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.70%	0.69%

Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	1.48%	1.72%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$151	$468	$808	$1,768
Class A Shares	$642	$991	$1,364	$2,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy

The Advisor normally pursues the Fund’s investment objective by investing at least 80% of its assets in equity securities, applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Advisor evaluates broad

▶

Fund Summaries

Huntington Macro 100 Fund

continued

macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. The strategy is based upon the quantitative and qualitative analysis of core economic models that, when combined, produce rankings of the S&P 500 companies. The Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The Fund will typically hold 100 securities and the Advisor will determine appropriate weightings of the holdings from time to time. The S&P 500 is an unmanaged capitalization- weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of February 28, 2011, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $94.7 billion and the median market capitalization was approximately $11.8 billion. The smallest company in the S&P 500 had a market capitalization of $1.6 billion and the largest company had a market capitalization of approximately $425.9 billion.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

▶

Fund Summaries

Huntington Macro 100 Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2008	16.96 (21.42	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	Since Class Inception*
Macro 100 Fund — Trust Shares
Returns before taxes	15.60%	0.29%	2.68%
Returns after taxes on distributions(1)	15.58%	(0.58)%	1.93%
Returns after taxes on distributions and sales of Trust Shares(1)	10.16%	(0.12)%	2.02%
Macro 100 Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	9.82%	(0.95)%	1.66%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	15.06%	2.29%	4.03%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since April 30, 2004.

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Fund Summaries

Huntington Macro 100 Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Chad Oviatt, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2010.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Macro 100 Fund and applicable Share class (for example, Huntington Macro 100 Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Mid Corp America Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.61%	0.61%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.37%	1.62%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$139	$434	$750	$1,646
Class A Shares	$632	$962	$1,314	$2,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of

▶

Fund Summaries

Huntington Mid Corp America Fund

continued

companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 MidCap Index (“S&P 400”). As of February 28, 2011, the companies in the RMCI had a total market capitalization range of approximately $221 million to $22.3 billion. As of February 28, 2011, the companies in the S&P 400 had a total market capitalization range of approximately $703 million to $9.9 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor typically uses in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

▶

Fund Summaries

Huntington Mid Corp America Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2008	16.79 (24.91	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	Since Class Inception*
Mid Corp America Fund — Trust Shares
Returns before taxes	22.94%	3.49%	6.44%
Returns after taxes on distributions(1)	22.36%	3.00%	6.17%
Returns after taxes on distributions and sales of Trust Shares(1)	15.68%	2.98%	5.65%
Mid Corp America Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	16.78%	2.23%	5.63%
Standard & Poor’s MidCap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes)(2)	26.64%	5.74%	7.69%
Russell Midcap Index (RMCI) (reflects no deduction for fees, expenses or taxes)(3)	25.48%	4.66%	7.16%
Lipper Mid Cap Core Average (LMCC) (reflects no deduction for fees, expenses or taxes)(4)	24.01%	5.08%	6.35%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

▶

Fund Summaries

Huntington Mid Corp America Fund

continued

(2)	The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. Stock Market.
(3)	The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.
(4)	LMCC figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
*	Since March 1, 2001.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Christopher M. Rowane, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Mid Corp America Fund and applicable Share class (for example, Huntington Mid Corp America Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington New Economy Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.85%	0.85%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.70%	0.70%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	1.57%	1.82%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$160	$496	$855	$1,867
Class A Shares	$651	$1,020	$1,413	$2,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 256% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

▶

Fund Summaries

Huntington New Economy Fund

continued

The Fund seeks to invest in “new economy companies” by identifying companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies.

“New Economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or improved products or processes.

The Fund generally takes a growth approach to selecting stocks, identifying companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Screens based upon quantitative models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables. Sector weights reflect the ongoing sector weights of the Standard & Poor’s MidCap 400 Growth Index benchmark, input from the Investment Policy Committee of Huntington Bank, and expectations of sector out-performance or underperformance derived from quantitative and other sources. As of February 28, 2011, the companies in the Standard & Poor’s MidCap 400 Growth Index had a total market capitalization range of approximately $703 million to $9.9 billion.

The Fund may invest in companies of any size. The Fund reserves the right to invest up to 35% of total assets in other securities, such as corporate bonds and government securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

▶

Fund Summaries

Huntington New Economy Fund

continued

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as technology-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

▶

Fund Summaries

Huntington New Economy Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q4 2008	20.67 (31.88	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	Since Class Inception*
New Economy Fund — Trust Shares
Returns before taxes	15.42%	(2.15)%	3.84%
Returns after taxes on distributions(1)	15.42%	(2.93)%	3.40%
Returns after taxes on distributions and sales of Trust Shares(1)	10.02%	(1.64)%	3.44%
New Economy Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	9.68%	(3.33)%	3.08%
Standard & Poor’s MidCap 400 Growth Index (S&P 400 GI) (reflects no deduction for fees, expenses or taxes)(2)	30.57%	6.66%	4.59%
Standard & Poor’s Mid Cap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes)(3)	26.64%	5.74%	7.16%
Lipper MultiCap Growth Index(4)	20.39%	3.50%	1.68%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

▶

Fund Summaries

Huntington New Economy Fund

continued

(2)

The unmanaged S&P 400 GI is designed to provide a comprehensive measure of mid-cap U.S. equity growth performance. It is a float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 400 that have been identified as being on the growth and of the growth value spectrum. The Fund’s investment Advisor elected to change the benchmark index from the S&P 400 to the S&P 400 GI because the S&P 400 GI is more reflective of the securities in which the Fund invests.

(3)

The S&P 400 is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

(4)

The Lipper Multi-Cap Growth Index is an index composed of the 30 largest funds by portfolio practice which invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value.

*	Since March 1, 2001.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Randy Hare, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2007.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington New Economy Fund and applicable Share class (for example, Huntington New Economy Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Real Strategies Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek total return consisting of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.60%	0.60%

Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses	1.40%	1.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$143	$443	$766	$1,680
Class A Shares	$635	$971	$1,329	$2,337

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

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Fund Summaries

Huntington Real Strategies Fund

continued

Principal Investment Strategy

The Fund normally pursues its objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

• Real Estate Investment Trusts (“REITs”) that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

• Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;

• Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

• Inflation-Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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Fund Summaries

Huntington Real Strategies Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Agriculture Risk. Investments in agriculture-related companies are subject to the same risks as investments in agricultural commodities, such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political and regulatory developments.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Energy Risk. Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

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Fund Summaries

Huntington Real Strategies Fund

continued

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Inflation-Protected Securities Risk. While IPS adjust positively in response to inflation, their value may under certain circumstances decline or underperform relative to other fixed-income securities. In addition, the tax and other characteristics of IPS held by the Fund could require the Fund to liquidate other portfolio securities at disadvantageous times in order to pay taxes, and could cause fluctuations in the Fund’s income distributions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Mineral and Mining Risks. The Fund’s investment in minerals and mining related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, which could lead to significant and rapid fluctuations in the value of mining related investments held by the Fund.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

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Fund Summaries

Huntington Real Strategies Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q4 2008	19.04 (35.61	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	Since Class inception*
Real Strategies Fund — Trust Shares
Returns before taxes	25.09%	(4.55)%
Returns after taxes on distributions(1)	24.99%	(4.86)%
Returns after taxes on distributions and sales of Trust Shares(1)	16.43%	(3.94)%
Real Strategies Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	18.92%	(6.05)%
Standard & Poor’s GSCI® Index (S&P GSCI) (reflects no deduction for fees, expenses or taxes)(2)	9.03%	(4.73)%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(3)	15.06%	(2.24)%
Real Strategies Indices Blend(4)	21.96%	(0.91)%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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Fund Summaries

Huntington Real Strategies Fund

continued

(2)

The S&P GSCI® measures general price movements and inflation in the world economy. The Index is calculated primarily on a world production-weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets.

(3)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(4)

The Real Strategies Indices Blend is a custom blended index created by the Advisor comprised of the following two indices with their noted respective weightings: Reuters/Jefferies CRB Total Return Index (50%) and NAREIT Index (50%). The Reuters/Jefferies CRB Total Return Index is a commodity index, a basket of exchange-traded futures contracts representing long- only positions in underlying commodities. The NAREIT represents returns for the National Association of Real Estate Investment Trust Equity Index. This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification.

*	Since May 1, 2007.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Peter Sorrentino, Vice President of the Advisor, has served as Portfolio Manager of the Fund since its inception.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Real Strategies Fund and applicable Share class (for example, Huntington Real Strategies Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Rotating Markets Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.69%	0.68%

Acquired Fund Fees and Expenses	0.21%	0.21%

Total Annual Fund Operating Expenses	1.40%	1.64%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$143	$443	$766	$1,680
Class A Shares	$634	$968	$1,324	$2,326

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250% of the average value of its portfolio.

Principal Investment Strategy

The Fund will normally pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

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Fund Summaries

Huntington Rotating Markets Fund

continued

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another is more favorable given the projected market environment. The Fund will not provide notice to shareholders when the Advisor rotates among market segments.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index. As of February 28, 2011, the Russell 2000 Index had a total market capitalization range of approximately $3.3 million to $6.2 billion. As of February 28, 2011, the S&P 500’s average market capitalization of companies in the index was approximately $1.6 billion and the median market capitalization was approximately $425.9 billion. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500.

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

▶

Fund Summaries

Huntington Rotating Markets Fund

continued

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Energy Risk. Investments in energy-related companies may fluctuate substantially in value over both short and long periods, based on changes in the prices and supplies of oil and other energy fuels.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

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Fund Summaries

Huntington Rotating Markets Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q4 2008	23.71 (25.63	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	Since Class Inception*
Rotating Markets Fund — Trust Shares
Returns before taxes	6.07%	1.44%	2.27%
Returns after taxes on distributions(1)	6.07%	1.06%	2.05%
Returns after taxes on distributions and sales of Trust Shares(1)	3.95%	1.24%	1.97%
Rotating Markets Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	0.87%	0.22%	1.52%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	15.06%	2.29%	2.00%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since May 1, 2001.

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Fund Summaries

Huntington Rotating Markets Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Koscik, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Rotating Markets Fund and applicable Share class (for example, Huntington Rotating Markets Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Situs Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.61%	0.61%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.37%	1.62%
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$139	$434	$750	$1,646
Class A Shares	$632	$962	$1,314	$2,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated by a Nationally Recognized

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Fund Summaries

Huntington Situs Fund

continued

Statistical Ratings Organization (“NRSRO”), will be investment-grade at the time of investment. If a security has not received a rating from an NRSRO, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities. The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

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Fund Summaries

Huntington Situs Fund

continued

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

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Fund Summaries

Huntington Situs Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q4 2008	22.55 (26.23	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	Since Class Inception*
Situs Fund — Trust Shares
Returns before taxes	26.71%	5.11%	12.27%
Returns after taxes on distributions(1)	26.71%	4.47%	11.76%
Returns after taxes on distributions and sales of Trust Shares(1)	17.36%	4.30%	10.86%
Situs Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	20.46%	3.83%	11.34%
Standard & Poor’s Small Cap 600 Index (S&P 600) (reflects no deduction for fees, expenses or taxes)(2)	26.31%	4.64%	11.27%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(3)	15.06%	2.29%	7.51%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.

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Fund Summaries

Huntington Situs Fund

continued

(3)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since September 30, 2002.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. B. Randolph Bateman, President and Chief Investment Officer of the Advisor, has served as Portfolio Manager of the Fund since 2002.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Situs Fund and applicable Share class (for example, Huntington Situs Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Technical Opportunities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	1.00%	0.98%

Acquired Fund Fees and Expenses	0.25%	0.25%

Total Annual Fund Operating Expenses	2.00%	2.23%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$203	$627	$1,078	$2,327
Class A Shares	$690	$1,139	$1,613	$2,918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 436% of the average value of its portfolio.

Investment Strategy

The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal. The Advisor normally implements its strategy by using technical analysis (analyzing and examining past price movements to anticipate or forecast future price movements), fundamental analytical

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Fund Summaries

Huntington Technical Opportunities Fund

continued

techniques and tactical asset allocation techniques as the primary means to evaluate the securities in which the Fund invests. The Fund pursues its objective by searching and evaluating global investment opportunities in both equity and debt securities.

In managing the Fund’s portfolio, the Advisor will employ technical analysis to determine the “long-term trend” of a security and to time the purchase or sale of a security.

The Fund will invest in securities when the Advisor’s technical models indicate that such securities have significant potential to outperform the Fund’s benchmark index, the Standard & Poor’s 500 Index (“S&P 500”). Likewise, the Fund will sell interests or reduce investment exposure in certain securities when the Advisor’s technical models indicate that such securities have significant potential to underperform the Fund’s benchmark index. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (that is, companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

The Fund uses technical analysis to allocate its portfolio holdings among the following securities and related derivative contracts:

•	U.S. and international stock investments;

•	ETFs (including “Ultrashort” ETFs);

•	Investment-grade debt obligations of U.S. and international corporations;

•	Fixed income securities, such as Quality Government Securities; and

•	Put and call options on individual equities, cash equivalents, fixed income securities and exchange traded funds, currency derivative contracts and cash and market indices.

Under ordinary market conditions, the Fund’s portfolio may be invested in U.S. and international individual common stocks. The Fund may invest in equity securities of companies of any size, including small, high growth companies. The Fund may also invest in companies whose shares are being, or recently have been, offered to the public for the first time. Additionally, the Fund will invest assets in ETFs to gain exposure to domestic and international equity indices, equity sectors and industry sectors.

The Advisor may also invest in “Ultrashort” ETFs in order to take advantage of an anticipated decline in the price of one or more specified underlying indices, or to hedge against such indices’ price volatility. If an Ultrashort ETF is successful in meeting its objective, its value (before fees and expenses) should gain approximately twice as much, on a percentage basis, as any decrease in the corresponding index and, conversely, its value should lose approximately twice as much, on a percentage basis, as any increase in the corresponding index when the index rises on a given day.

The fixed income securities selected by the Advisor are: (i) rated investment-grade or better by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”); or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currency securities or types of securities in which the Fund (or underlying ETFs) may invest directly.

The Fund may, from time to time, take temporary defensive positions (including cash equivalents) that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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Fund Summaries

Huntington Technical Opportunities Fund

continued

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and a failure to achieve a high correlation may prevent the Fund from achieving its investment objective.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Early Close/Trading Halt Risk. Due to the ability of an exchange or other securities market to close early, or to halt or restrict trading on specific securities, the Fund may not be able to rebalance its portfolio, or accurately price its investments, and may incur substantial trading losses.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

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Fund Summaries

Huntington Technical Opportunities Fund

continued

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Ultrashort ETFs Risk. The use of aggressive investment techniques by Ultrashort ETFs exposes the Fund to losses exceeding the amounts invested by the Fund and also exposes the Fund to other risks which are different from, and possibly greater than, the risks associated with investing directly in securities.

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Fund Summaries

Huntington Technical Opportunities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q1 2009	13.95 (13.33	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	Since Class Inception*
Technical Opportunities Fund — Trust Shares
Returns before taxes	7.72%	(6.54)%
Returns after taxes on distributions(1)	7.72%	(6.59)%
Returns after taxes on distributions and sales of Trust Shares(1)	5.02%	(5.51)%
Technical Opportunities Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	2.37%	(8.49)%
Standard & Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	15.06%	(1.31)%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since May 1, 2008.

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Fund Summaries

Huntington Technical Opportunities Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paul Koscik, Vice President of the Advisor, and Martina Cheung, Vice President of the Advisor, have served as the Fund’s Co-Portfolio Managers since 2008.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Technical Opportunities Fund and applicable Share class (for example, Huntington Technical Opportunities Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Fixed Income Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.56%	0.55%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.07%	1.31%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$109	$340	$590	$1,306
Class A Shares	$503	$775	$1,066	$1,895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

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Fund Summaries

Huntington Fixed Income Securities Fund

continued

Principal Investment Strategy

The Advisor, under normal circumstances, invests at least 80% of assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, U.S. government-sponsored entities (“GSEs”), mortgage-backed securities and asset-backed securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. Within these parameters, the Advisor focuses on securities that offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed income securities.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

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Fund Summaries

Huntington Fixed Income Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q4 2008 Q2 2004	5.74 (2.83	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Fixed Income Securities Fund — Trust Shares
Returns before taxes	5.75%	5.28%	5.16%
Returns after taxes on distributions(1)	5.24%	4.02%	3.71%
Returns after taxes on distributions and sales of Trust Shares(1)	4.37%	3.83%	3.58%
Fixed Income Securities Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	1.54%	4.23%	4.50%
Barclays Government/Credit Bond Index (BGCBI) (reflects no deduction for fees, expenses or taxes)(2)	6.59%	5.55%	4.97%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The unmanaged BGCBI (formerly, the Lehman Brothers Government/Credit Bond Index) is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

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Fund Summaries

Huntington Fixed Income Securities Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kirk Mentzer, Senior Vice President and Director of Investment Research of the Advisor, has served as the Fund’s Portfolio Manager since 2000.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Fixed Income Securities Fund and applicable Share class (for example, Huntington Fixed Income Securities Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Intermediate Government Income Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide investors with a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.60%	0.59%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.11%	1.35%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$113	$353	$612	$1,352
Class A Shares	$507	$787	$1,087	$1,938

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy

The Advisor normally invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will invest

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

in investment-grade securities that allow it to maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of government sponsored enterprises (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

The Fund may invest in mortgage-related securities including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed-income securities.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Derivative Contracts and Hybrid Instruments Risks. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q4 2008 Q2 2004	5.38 (2.49	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Intermediate Government Income Fund — Trust Shares
Returns before taxes	4.64%	4.87%	4.62%
Returns after taxes on distributions(1)	4.16%	3.69%	3.25%
Returns after taxes on distributions and sales of Trust Shares(1)	3.65%	3.52%	3.16%
Intermediate Government Income Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	0.46%	3.81%	3.96%
Barclays Intermediate Government/Credit Index (BIGC) (reflects no deduction for fees, expenses or taxes)(2)	5.89%	5.53%	5.51%
BofA/Merrill Lynch U.S. Treasuries/Agencies 1-10 Year Index (TA 1-10) (reflects no deduction for fees, expenses or taxes)(3)	4.94%	5.41%	5.06%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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Fund Summaries

Huntington Intermediate Government Income Fund

continued

(2)

The unmanaged BIGC (formerly, the Lehman Brothers Intermediate Government/Credit Index) is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

(3)	The unmanaged TA 1-10 tracks the current 10-year Treasury securities.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Senior Vice President of the Advisor, has served as the Fund’s Portfolio Manager since 1999.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Intermediate Government Income Fund and applicable Share class (for example, Huntington Intermediate Government Income Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253- 0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Mortgage Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.61%	0.60%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.12%	1.36%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$114	$356	$617	$1,363
Class A Shares	$508	$790	$1,092	$1,949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategy

The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”) and Collateralized Mortgage Obligations (“CMOs”) (whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs). The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average

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Fund Summaries

Huntington Mortgage Securities Fund

continued

portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage -backed securities may not rise as quickly as the prices of other fixed-income securities.

Derivative Contracts and Hybrid Instruments Risks. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2002 Q2 2004	3.78 (2.75	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Mortgage Securities Fund — Trust Shares
Returns before taxes	5.21%	4.44%	5.26%
Returns after taxes on distributions(1)	4.14%	3.09%	3.79%
Returns after taxes on distributions and sales of Trust Shares(1)	3.44%	3.02%	3.65%
Mortgage Securities Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	1.09%	3.36%	4.58%
Barclays Capital Mortgage Backed Securities Index (BMBSI) (reflects no deduction for fees, expenses or taxes)(2)	5.37%	6.34%	5.89%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged BMBSI (formerly, the Lehman Brothers Mortgage Backed Securities Index) is generally representative of the mortgage-backed securities market as a whole.

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Fund Summaries

Huntington Mortgage Securities Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Doughty, Senior Vice President of the Advisor, has served as Co- Portfolio Manager of the Fund since 1999. Mr. Seasongood, Vice President of the Advisor, has served as Co-Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Mortgage Securities Fund and applicable Share class (for example, Huntington Mortgage Securities Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Ohio Tax-Free Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	3.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.70%	0.70%

Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.20%	1.45%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$122	$381	$660	$1,455
Class A Shares	$517	$816	$1,137	$2,045

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy

The Advisor invests the Fund’s assets in Ohio tax-exempt securities. Under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Advisor are: (i) rated investment-grade or better by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”); or (ii) not rated, but deemed by

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. The Fund’s anticipated duration will be between two and 10 years. In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

State Concentration Risk. Because the Fund primarily purchases municipal bonds from Ohio, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal issues in that state.

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Enhancement Risk. A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2010	3.85 (2.55	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Ohio Tax-Free Fund — Trust Shares
Returns before taxes	1.85%	2.92%	3.20%
Returns after taxes on distributions(1)	1.44%	2.83%	3.09%
Returns after taxes on distributions and sales of Trust Shares(1)	1.75%	2.81%	3.11%
Ohio Tax-Free Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	(2.21)%	1.87%	2.55%
Barclays 7-Year Municipal Bond Index (B7MB) (reflects no deduction for fees, expenses or taxes)(2)	4.63%	5.17%	5.15%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The unmanaged B7MB (formerly, the Lehman Brothers 7-Year Municipal Bond Index) comprises intermediate-term, investment-grade bonds with maturities between six and eight years.

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Fund Summaries

Huntington Ohio Tax-Free Fund

continued

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Kathy Stylarek, Vice President of the Advisor, has served as Portfolio Manager of the Fund since 2001.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Ohio Tax-Free Fund and applicable Share class (for example, Huntington Ohio Tax-Free Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund intends to distribute dividends exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes except for Ohio taxes to the extent derived from Ohio tax-exempt investments and eligible for tax-exempt treatment under Ohio law. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is not a suitable investment for retirement accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek to achieve current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	1.50%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	None	0.25%

Other Expenses (including shareholder services fee)	0.56%	0.55%

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.07%	1.31%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$109	$340	$590	$1,306
Class A Shares	$281	$559	$857	$1,705

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategy

The Advisor invests primarily in corporate debt and U.S. government securities. The Fund normally invests in short and intermediate term fixed income securities and will maintain a dollar-weighted average portfolio maturity of more than 2 but less than 5 years. The selection of corporate debt obligations is limited to those:

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

(i) rated in one of the top four categories by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2001 Q3 2008	4.18 (2.10	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Short/Intermediate Fixed Income Securities Fund — Trust Shares
Returns before taxes	2.99%	3.89%	3.59%
Returns after taxes on distributions(1)	2.68%	2.90%	2.40%
Returns after taxes on distributions and sales of Trust Shares(1)	2.35%	2.78%	2.37%
Short/Intermediate Fixed Income Securities Fund — Class A Shares* (with 1.50% sales charge)
Returns before taxes	1.24%	3.32%	3.24%
BofA/Merrill Lynch 1-5 Year Corporate/Government Credit Index (ML 1-5YGC)
(reflects no deduction for fees, expenses or taxes)(2)	4.17%	5.04%	4.84%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

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Fund Summaries

Huntington Short/Intermediate Fixed Income Securities Fund

continued

(2)	The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.
*	Prior to May 9, 2003 (the inception date for Class A Shares), performance for Class A Shares is based on the performance of Trust Shares, adjusted for the Class A Shares 12b-1 fees and sales charges.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 1999.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Short/Intermediate Fixed Income Securities Fund and applicable Share class (for example, Huntington Short/Intermediate Fixed Income Securities Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington World Income Fund

Fund Summary

Investment Objective	The Fund seeks to maximize current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at pages 91 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%

Distribution (12b-1) Fees	N/A	0.25%

Other Expenses (including shareholder services fee)*	0.84%	0.84%

Total Annual Fund Operating Expenses	1.34%	1.59%

*	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Trust Shares	$136	$425
Class A Shares	$629	$953

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As this is the Fund’s first fiscal year, the portfolio turnover rate is not available.

Principal Investment Strategy

The Fund utilizes an asset allocation strategy designed to maximize current income. In pursuit of this strategy, the Advisor primarily allocates the Fund’s assets among the following major asset classes: (1) dividend-paying equities of any market capitalization, (2) domestic and foreign bonds, (3) bond exchange-traded funds (“Bond ETFs”), and (4) derivatives. The Fund may invest in securities issued by U.S.

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Fund Summaries

Huntington World Income Fund

continued

and foreign governments and companies and in securities denominated in foreign currencies. The allocation among the different asset classes is based solely on the Advisor’s assessment of the most effective way for the Fund to meet its investment objective with consideration of the applicable risks. The Fund will generally have varying levels of investment in each of the different asset classes as discussed below.

The Fund will maintain a portion of its assets in U.S. securities at all times, with a goal of investing a minimum of 25% of its total assets in U.S. securities. The Advisor normally allocates the Fund’s investments across different countries and regions, including emerging markets, and will invest in a minimum of three countries at all times. Under normal market conditions, the Fund will invest significantly (at least 30% of total assets unless market conditions are not deemed favorable by the Advisor) in the securities of issuers based outside of the United States. However, the Fund will not invest more than 30% of its total assets in any one country, except for the United States.

With respect to dividend-paying equities, the Fund will primarily invest in dividend-paying common stock, preferred stock, Canadian Royalty Trusts, master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”). A Canadian Royalty Trust is a type of corporation usually involved in oil and gas production or mining. Generally, the profits of a Canadian Royalty Trust are not taxed at the corporate level provided a certain high percentage (e.g. 90%) of profits are distributed to shareholders as dividends. The dividends are then taxed as personal income.

With respect to fixed income securities, the Fund will primarily invest in domestic and foreign bonds and Bond ETFs. The Fund has no maturity restrictions on the fixed income securities in which it invests. The percentage allocation of the fixed income portion of the Fund will shift between foreign bonds and domestic bonds when, in the opinion of the Advisor, one or the other offers more advantageous yields. The Fund’s Bond ETF investments are limited to 10% of the Fund’s total assets, including 5% of total assets in “Ultrashort” ETFs, including Ultrashort ETFs which track U.S. Treasuries. In addition, the Fund may invest up to 10% of its total assets in non-investment grade fixed income securities (also known as junk bonds), which are securities that at the time of purchase are not rated in one of the four highest categories by a U.S. nationally recognized statistical rating organization (or, if unrated, are determined by the Advisor not to be of a quality comparable to a security rated within the four highest rating categories).

The Advisor may invest in derivatives for hedging and non-hedging purposes. The Fund may use derivatives to directly hedge the then existing risks and exposures of the Fund up to the notional value of the underlying instruments in the Fund being hedged. Derivatives purchased for other purposes, such as to generate income or enhance returns, are limited to 15% of the Fund’s total assets as measured by notional value. The Fund may invest in derivative instruments including, but not limited to, options, cash secured puts, call purchases on inverse market ETF’s and similar instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its total assets in any one issuer than a diversified fund.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

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Fund Summaries

Huntington World Income Fund

continued

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Counterparty Risk. The counterparty to an OTC derivatives contract, the borrower of the Fund’s securities under a securities lending contract or a guarantor of a fixed income security held by the Fund may be unable or unwilling to honor its obligations under the contract or guarantee, which would cause the Fund to lose money.

Foreign Investment Risk. Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks.

Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Hedging Risk. When a derivative contract is used as a hedge against an opposite position that the Fund holds, any loss on an underlying security (or position) should be substantially offset by gains on the hedged investment, and vice versa. Because it may not always be possible to perfectly offset one position with another, there is no assurance that the Fund’s hedging transactions will be effective.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate

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Fund Summaries

Huntington World Income Fund

continued

markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

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Fund Summaries

Huntington World Income Fund

continued

Performance: Bar Chart and Table/Average Annual Total Return Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Investment Advisor and Portfolio Managers

The Fund’s Advisor is Huntington Asset Advisors, Inc. The Fund will be team managed by Paul Attwood, Vice President of the Advisor; Randy Bateman, President and Chief Investment Officer of the Advisor; Chip Hendon, Vice President and Portfolio Manager for the Advisor; Madelynn Matlock, Vice President of the Advisor; and Ronald Weiner, Assistant Vice President, Investment Officer and Senior Trader with the Advisor. Each member of the team has managed the portfolio since its inception.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares and Trust Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Trust Shares the minimum subsequent investment is $500. For both Class A Shares and Trust Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington World Income Fund and applicable Share class (for example, Huntington World Income Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when both the Federal Reserve Bank and New York Stock Exchange are open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail (The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110). You may receive redemption proceeds by wire (wire transfer fees may apply), by electronic bank transfer or by check. Sales charges may apply to the purchase or redemption of Shares.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Fund Summaries

Huntington Balanced Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek current income and moderate appreciation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses (including shareholder services fee)	0.39%

Acquired Fund Fees and Expenses	1.29%

Total Annual Fund Operating Expenses	2.03%

Fee Waivers and/or Expense Reimbursements(1)	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.88%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2012. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2012, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of the Fund’s daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$657	$1,068	$1,503	$2,710

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Fund Summaries

Huntington Balanced Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 60% Equity and 40% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

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Fund Summaries

Huntington Balanced Allocation Fund

continued

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all of their assets in a single asset class.

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed-income securities.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than prices of shorter-term securities.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

▶

Fund Summaries

Huntington Balanced Allocation Fund

continued

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

▶

Fund Summaries

Huntington Balanced Allocation Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q2 2010	8.13 (6.26	% )%

* Return above does not include sales load. If included, return is the same as below. This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table for the periods ended December 31, 2010)

	1 Year	Since Class Inception*
Balanced Allocation Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	3.96%	8.55%
Returns after taxes on distributions(1)	3.57%	8.16%
Returns after taxes on distributions and sales of Shares(1)	2.64%	7.08%
Standard and Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	15.06%	21.09%
Balanced Allocation Indices Blend (BAIB) (reflects no deduction for fees, expenses or taxes)(3)	11.87%	15.26%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 500 is a capitalization-weighted index comprised of 500 stocks and designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

▶

Fund Summaries

Huntington Balanced Allocation Fund

continued

(3)

The BAIB is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor’s 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%). The Barclays U.S. Aggregate Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*	Since July 31, 2009.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paula Jurcenko, Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division, has served as Portfolio Manager of the Fund since 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Balanced Allocation Fund and applicable Share class (for example, Huntington Balanced Allocation Fund Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Conservative Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek high current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Non	e

Redemption Fee (as a percentage of amount redeemed, if applicable)	Non	e

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses (including shareholder services fee)	0.44%

Acquired Fund Fees and Expenses	1.12%

Total Annual Fund Operating Expenses	1.91%

Fee Waivers and/or Expense Reimbursements(1)	(0.09)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.82%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2012. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2012, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of the Fund’s daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$651	$1,038	$1,450	$2,595

▶

Fund Summaries

Huntington Conservative Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 20% Equity and 80% Income, which include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

▶

Fund Summaries

Huntington Conservative Allocation Fund

continued

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage -backed securities may not rise as quickly as the prices of other fixed-income securities.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than prices of shorter-term securities.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.

▶

Fund Summaries

Huntington Conservative Allocation Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q2 2010	4.08 (0.87	% )%

* Return above does not include sales load. If included, return is the same as below. This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	Since Class Inception*
Conservative Allocation Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	0.68%	3.40%
Returns after taxes on distributions(1)	0.04%	2.72%
Returns after taxes on distributions and sales of Shares(1)	0.50%	2.52%
Barclay’s U.S. Aggregate Bond Index (BUSAI) (reflects no deduction for fees, expenses or taxes)(2)	6.54%	6.27%
Conservative Allocation Indices Blend (CAIB) (reflects no deduction for fees, expenses or taxes)(3)	8.40%	9.30%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)	The BUSAI is composed of securities from the Barclay’s Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

▶

Fund Summaries

Huntington Conservative Allocation Fund

continued

(3)	The CAIB is a custom blended index comprised of the following two indices with their noted respective weightings: Barclays U.S. Aggregate Bond Index (80%) and S&P 500 Index (20%). The Barclays U.S. Aggregate Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.
*	Since July 31, 2009.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paula Jurcenko, Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division, has served as Portfolio Manager of the Fund since 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Conservative Allocation Fund and applicable Share class (for example, Huntington Conservative Allocation Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

▶

Fund Summaries

Huntington Growth Allocation Fund

Fund Summary

Investment Objective	The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge” section at page 220 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 91 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Non	e

Redemption Fee (as a percentage of amount redeemed, if applicable)	Non	e

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%

Distribution (12b-1) Fees	0.25%

Other Expenses (including shareholder services fee)	0.42%

Acquired Fund Fees and Expenses	1.30%

Total Annual Fund Operating Expenses	2.07%

Fee Waivers and/or Expense Reimbursements(1)	(0.26)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.81%

(1)

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of the Fund’s daily net assets through April 30, 2012. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2012, this arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause the Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of the Fund’s daily net assets.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$650	$1,069	$1,513	$2,741

▶

Fund Summaries

Huntington Growth Allocation Fund

continued

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 80% Equity and 20% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Investment Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

▶

Fund Summaries

Huntington Growth Allocation Fund

continued

Allocation Risk. Because the Fund must allocate its assets among each of three asset classes, the Fund has less flexibility in its investment strategy than other funds which may invest all its assets in a single asset class.

Advisor’s Potential Conflict Risk. Because the Advisor is primarily responsible for managing both the Fund and each Underlying Fund, the Advisor is subject to conflicts of interest with respect to how it allocates the Fund’s assets among the Underlying Funds.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Fee Layering Risk. Because the Fund may invest its assets in underlying mutual funds or ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

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Fund Summaries

Huntington Growth Allocation Fund

continued

Performance: Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2010 Q2 2010	10.23 (8.85	% )%

* Return above does not include sales load. If included, return is the same as below. This table shows the Fund’s average annual total returns for periods ended December 31, 2010.	Average Annual Total Return Table (for the periods ended December 31, 2010)

	1 Year	Since Class Inception*
Growth Allocation Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	5.43%	10.47%
Returns after taxes on distributions(1)	5.08%	10.14%
Returns after taxes on distributions and sales of Shares(1)	3.61%	8.77%
Standard and Poor’s 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)(2)	15.06%	21.09%
Growth Allocation Indices Blend (GAIB) (reflects no deduction for fees, expenses or taxes)(3)	13.50%	18.19%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 500 is a capitalization-weighted index comprised of 500 stocks and designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

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Fund Summaries

Huntington Growth Allocation Fund

continued

(3)

The GAIB is a custom blended index comprised of the following two indices with their noted respective weightings: Standard & Poor’s 500 Index (80%) and the Barclays U.S. Aggregate Bond Index (20%). The Barclays U.S. Aggregate Index is comprised of securities from the Barclays Government/Corporate Bond Index, Mortgage Securities Index and the Asset Based Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index. The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*	Since July 31, 2009.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. Paula Jurcenko, Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division, has served as Portfolio Manager of the Fund since 2009.

Purchasing and Redeeming Shares

The minimum initial purchase for the Fund’s Class A Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50. For Class A Shares, the minimum initial and subsequent investment through the Systematic Investment Program (“SIP”) is $50.

Shares may be purchased or redeemed by calling your investment professional or directly from the Trust at (800) 253-0412; by check payable to the Huntington Growth Allocation Fund and applicable Share class (for example, Huntington Growth Allocation Fund — Class A Shares) (Mail to The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110); or by Federal funds wire (The Huntington National Bank NA, ABA #044000024, Huntington Fund, Account #01892228947, Shareholder Name, Shareholder Account Number). You may redeem your Shares on any business day when the New York Stock Exchange is open by telephone at (800) 253-0412, or by calling your Investment Professional; or by mail at the Huntington Funds address above.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Principal Investment Strategies and Risks

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Huntington Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A portfolio manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

Investment Focus	Tax-free money market securities

Principal Investment Strategy	Invests in high-quality, short-term tax-free securities

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value (“NAV”) per share for the Tax-Free Money Market Fund by investing substantially all of the Fund’s assets in short-term tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax (“AMT”).

In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio’s holdings as much as possible. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Tax-exempt securities are debt securities typically issued by states, counties, cities, and other political subdivisions and authorities and which pay interest that is exempt from Federal income tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Investors seeking income exempt from federal personal income tax

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Enhancement Risk. The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

continued

losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Recoupment Risk. The Advisor has entered into an Agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund if necessary, to ensure that the Fund maintains a positive yield

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Principal Investment Strategies and Risks

Huntington Tax-Free Money Market Fund

continued

of at least 0.01%. Pursuant to this agreement, the Advisor is entitled to recoup from the Fund any waived and/or reimbursed amounts for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Money Market Fund

Investment Focus	High-quality, short-term debt securities

Principal Investment Strategy	Maximize current income while preserving capital

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Principal Investment Strategies and Risks

Huntington Money Market Fund

continued

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Recoupment Risk. The Advisor has entered into an Agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund if necessary, to ensure that the Fund maintains a positive yield of at least 0.01%. Pursuant to this agreement, the Advisor is entitled to recoup from the Fund any waived and/or reimbursed amounts for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

Investment Focus	Ohio tax-free money market securities

Principal Investment Strategy	Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

State Concentration Risk. By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

continued

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Enhancement Risk. The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s

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Principal Investment Strategies and Risks

Huntington Ohio Municipal Money Market Fund

continued

rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Recoupment Risk. The Advisor has entered into an Agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund if necessary, to ensure that the Fund maintains a positive yield of at least 0.01%. Pursuant to this agreement, the Advisor is entitled to recoup from the Fund any waived and/or reimbursed amounts for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington U.S. Treasury Money Market Fund

Investment Focus	U.S. Treasury obligations

Principal Investment Strategy	Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility	Low

Investment Strategy	The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund. Because the Fund seeks a rating by an independent rating agency, it will seek to limit its dollar-weighted average maturity to 60 days or less. However, like all money market funds, this maturity range may extend up to 90 days if the Advisor deems it necessary. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risk:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Recoupment Risk. The Advisor has entered into an Agreement with the Fund whereby the Advisor has agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of the Fund if necessary, to ensure that the Fund maintains a positive yield of at least 0.01%. Pursuant to this agreement, the Advisor is entitled to recoup from the Fund any waived and/or reimbursed amounts for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield.

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Principal Investment Strategies and Risks

Huntington U.S. Treasury Money Market Fund

continued

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of Huntington Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

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Principal Investment Strategies and Risks

Huntington Dividend Capture Fund

Investment Focus	U.S. common stocks

Principal Investment Strategy	Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund normally invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor invests in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading the Fund will incur. As a result, these dividends, as well as dividends paid by REITs and certain foreign corporations, may not qualify for lower rates that apply to certain other “qualified investment income.”

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

The Advisor typically begins to pare down a position when the stock has declared an ex- dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

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Principal Investment Strategies and Risks

Huntington Dividend Capture Fund

continued

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial

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Principal Investment Strategies and Risks

Huntington Dividend Capture Fund

continued

costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

Investment Focus	Equity and fixed income securities from selected developed and emerging markets.

Principal Investment Strategy	To seek total return

Share Price Volatility	High

Investment Strategy	The Fund’s investment objective is to seek total return. This objective may not be changed without shareholder approval.

The Fund normally pursues its investment objective by investing in equity and fixed income securities (including real estate investment trusts) in the United States and in developed and emerging markets throughout the world. The proportions of the Fund’s assets invested in each type of security (which, for each security type may, at any particular time, range from 0% to 100%) vary based on Huntington Asset Advisors, Inc.’s (the “Advisor”) interpretation of economic conditions and underlying securities values. The Advisor normally allocates the Fund’s investments across different countries and regions, and under normal market conditions, the Fund invests significantly (at least 40% — unless market conditions are not deemed favorable by the Advisor, in which case the Fund invests at least 30%) in securities of issuers based outside the United States. The Fund may invest in equity securities of any and all market capitalizations.

The Advisor will employ continuous “top-down” macro economic analysis to identify those countries believed to have the best prospects for sustainable growth. A “bottom up” process will then identify securities expected to provide superior risk-adjusted returns in those countries. By investing in equities and fixed income securities in developed and emerging markets, the Fund seeks to moderate volatility compared to investing solely in emerging market equities. The Fund has no maturity restrictions on the fixed income securities in which it invests.

The Advisor may also use various techniques, such as buying and selling futures contracts and exchange traded funds (“ETFs”), to increase or decrease the Fund’s exposure to changing security prices, interest rates or other factors that affect security values. In addition, in limited circumstances the Advisor may, in order to help the Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies, enter into derivatives contracts in which a foreign currency is an underlying asset. In addition, the Fund may invest up to 20% of its assets in lower quality fixed income securities (also known as junk bonds) — for example, securities which at time of purchase are not rated in one of the four highest categories by a U.S. nationally rated statistical rating organization (or, if unrated, are not determined by the Advisor to be of a quality comparable to a security rated within the four highest rating categories).

Additional Investment Strategies

The Fund may invest its assets in securities of other investment companies (“Acquired Funds”), including ETFs and the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which the Fund invests, and these expenses are reflected in the caption “Acquired Fund Fees and Expenses” contained in the Fees and Expenses Table in the Fund Summary. The Fund’s indirect expense reflected in the table is based upon the average allocation of the Fund’s investment in the Acquired Funds and upon the actual total

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

continued

operating expenses of the Acquired Funds from their most recent shareholder reports (including any current waiver) for the fiscal year ended December 31, 2010. Actual Acquired Fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

Investor Profile	Investors seeking to maximize current income and preserve capital

What are the main risks to investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Government Intervention and Extreme Volatility. Instability in the financial markets has led the United States government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

continued

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation, centrally planned economies or, in certain instances, reversion to closed market.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on actual or perceived changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Fund may maintain substantial exposure to equities and generally will not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

continued

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

continued

income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Manager Risk. The Advisor’s selection of securities for the Fund may cause the Fund to underperform similar funds or relevant benchmarks.

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Principal Investment Strategies and Risks

Huntington Global Select Markets Fund

continued

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act, and as a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers.

Non-Diversification Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Principal Investment Strategies and Risks

Huntington Growth Fund

Investment Focus	Common stocks of medium to large companies

Principal Investment Strategy	Invests in companies offering above-average growth potential

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor normally invests in common stock and other equity securities, such as preferred stock, of primarily domestic medium or large companies which it believes offer opportunities for growth.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

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Principal Investment Strategies and Risks

Huntington Growth Fund

continued

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. The risk that the particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Principal Investment Strategies and Risks

Huntington Growth Fund

continued

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Income Equity Fund

Investment Focus	Common and preferred stocks

Principal Investment Strategy	Attempts to identify stocks that pay high dividends

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities. The Advisor invests primarily in domestic equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor may invest in preferred stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment- grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as junk bonds (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

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Principal Investment Strategies and Risks

Huntington Income Equity Fund

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Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

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Principal Investment Strategies and Risks

Huntington Income Equity Fund

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Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Non-Investment Grade Securities Risk. The securities in which the Fund may invest may be rated below investment grade. Such securities are known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington International Equity Fund

Investment Focus	Equity securities of companies based outside the United States

Principal Investment Strategy	Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund normally pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price/earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price/earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of meeting global norms of transparency. Additionally, in selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and

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Principal Investment Strategies and Risks

Huntington International Equity Fund

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foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

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Principal Investment Strategies and Risks

Huntington International Equity Fund

continued

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. The risk that the particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United

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Principal Investment Strategies and Risks

Huntington International Equity Fund

continued

States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Macro 100 Fund

Investment Focus	Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy	Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek total return which consists of capital appreciation and income. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Advisor normally pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of core economic models that, when combined, produce rankings of the S&P 500 companies. The Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among other information, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities and the Advisor will determine appropriate weightings of the holdings from time to time. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of February 28, 2011, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $94.7 billion and the median market capitalization was approximately $11.8 billion. The smallest company in the S&P 500 had a market capitalization of $1.6 billion and the largest company had a market capitalization of approximately $425.9 billion.

The S&P 500 has a total market capitalization value of approximately $12.1 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations. In connection with this strategy, the Fund may invest in the securities of companies with small market capitalizations (for example, companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (for example, value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other

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Principal Investment Strategies and Risks

Huntington Macro 100 Fund

continued

conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Principal Investment Strategies and Risks

Huntington Macro 100 Fund

continued

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Mid Corp America Fund

Investment Focus	Common stocks

Principal Investment Strategy	Attempts to identify companies with outstanding growth characteristics

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

To pursue this objective, the Fund normally invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s MidCap 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 28, 2011, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.2 billion and the median market capitalization was approximately $4.4 billion. As of February 28, 2011, the companies in RMCI had a total market capitalization range of approximately $221 million to $22.3 billion. As of February 28, 2011, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $3.9 billion and the median market capitalization was approximately $2.8 billion. The companies in the S&P 400 had a total market capitalization range of approximately $703 million to $9.9 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with above-average growth potential or with temporarily depressed prices. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a “top down” strategy (analyzing the impact of economic trends before considering the performance of individual stocks), with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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Principal Investment Strategies and Risks

Huntington Mid Corp America Fund

continued

The Fund may also invest in certain other equity securities, as well as convertible bonds and preferred stocks, in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or

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Principal Investment Strategies and Risks

Huntington Mid Corp America Fund

continued

worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington New Economy Fund

Investment Focus	Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature.

Principal Investment Strategy	Long-term capital appreciation

Share Price Volatility	High

Investment Strategy	The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund seeks to invest in “new economy” companies by identifying companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

“New economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, identifying companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

Sector weights reflect the ongoing sector weights of the Standard & Poor’s MidCap 400 Growth Index benchmark, input from the Investment Policy Committee of Huntington Bank, and expectations of sector out-performance or underperformance derived from quantitative and other sources.

The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund may also invest in convertible bonds and convertible preferred stocks. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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Principal Investment Strategies and Risks

Huntington New Economy Fund

continued

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Huntington New Economy Fund

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Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

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If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as technology-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Real Strategies Fund

Investment Focus	Real estate investment trusts (“REITs”); publicly traded real estate or commodities partnerships; equity securities of real estate-related or commodities-related companies; and inflation-protected fixed income securities (“IPS”)

Principal Investment Strategy	Seeks to invest in real estate-related, commodities-related and inflation-protected investments based on global market and economic conditions

Share Price Volatility	High

Investment Strategy	The Fund’s objective is to seek total return consisting of capital appreciation and income. The Fund normally pursues this objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:

•	Real Estate Investment Trusts (“REITs”) that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;

•

Publicly traded partnerships and trusts, including exchange traded commodity funds (“ETCFs”) and master limited partnerships (“MLPs”), that (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;

•

Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and

•

Inflation-Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form. For example, the Fund will treat iron ore deposits, extracted iron ore, iron, and steel manufactured from iron as commodities, but will not treat cars, airplanes, buildings or other finished goods constructed with steel as commodities.

In addition, an issuer is “real estate-related” if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. For example, a company that builds and manages commercial properties would be engaged in a real estate-related business, as would a company that manufactures equipment used primarily in building construction. An issuer is “commodities-related” if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock, (2) finding, extracting, transporting,

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refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses. For example, a company that mines and processes ore would be engaged in a commodities-related business, as would a company that manufactures mining equipment. Companies that engage primarily in a combination of the foregoing businesses will also be treated as real estate-related or commodities-related.

The Advisor bases the Fund’s investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States. For example, when the Advisor believes there may be a favorable increase in demand for real estate in a particular market, the Fund may seek to invest in REITs and MLPs that hold real estate related investments in that market, and in other companies engaged in real estate-related businesses in that market. The Fund will generally sell such investments when the Advisor concludes that demand for real estate in the related market will probably decline. However, there is no assurance that a particular market will perform as expected or that the Advisor’s analysis will incorporate all relevant information.

The Advisor also will analyze the current and expected global supply and demand for commodities. When the Advisor believes that global market conditions favor higher prices for a commodity, the Fund may seek to hold equity securities issued by ETCFs and MLPs that invest in the commodity, either directly or through derivative contracts for the commodity or an index that includes the commodity. The Fund also may seek to invest in equity securities issued by other companies engaged in businesses related to the commodity. The Fund will generally sell such investments when the Advisor concludes that market conditions no longer favor higher prices for the commodity.

Under ordinary market conditions, the Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), as well as other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

The fixed income securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments, or in any combination thereof. In addition, the Fund’s investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries.

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Huntington Real Strategies Fund

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The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Long-term investors seeking to reduce the effects of inflation on their investments or increase diversification with investments that historically are less correlated with U.S. stocks and bonds

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

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Huntington Real Strategies Fund

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The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Agriculture Risk. The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

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Huntington Real Strategies Fund

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Energy Risk. To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it

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Huntington Real Strategies Fund

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were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.

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Huntington Real Strategies Fund

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companies. These risks are greater in emerging markets. See also Currency Risk.

Inflation-Protected Securities Risk. While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks. The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies;

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Huntington Real Strategies Fund

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investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Rotating Markets Fund

Investment Focus	Common stocks and index-based securities

Principal Investment Strategy	Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek capital appreciation. The Fund will normally pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 75% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 75% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another is more favorable given the projected market environment. The Fund will not provide notice to shareholders when the Advisor rotates among market segments.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of February 28, 2011, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $6.2 billion and the median market capitalization was approximately $536 million. The companies in the Russell 2000 Index had a total market capitalization range of approximately $3.3 million to $6.2 billion.

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The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index (“RMCI”). As of February 28, 2011, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.2 billion and the median market capitalization was approximately $4.4 billion. The companies in the RMCI had a total market capitalization range of approximately $221 million to $22.3 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of February 28, 2011, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $94.7 billion and the median market capitalization was approximately $11.8 billion. The S&P 500 had a total market capitalization value of approximately $12.1 trillion.

The global market segment comprises companies that are based throughout the world, including the United States. When invested in the global market segment, the Fund’s investment (either directly or through the ownership of index-based securities) in equity stocks issued by companies based outside the United States will typically fluctuate between 50% and 80% of its assets. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single Fund, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt

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Huntington Rotating Markets Fund

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securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as

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Huntington Rotating Markets Fund

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well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Energy Risk. To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Huntington Rotating Markets Fund

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Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Fee Layering. The Fund is an actively managed mutual fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Situs Fund

Investment Focus	Diversified portfolio of equity securities of domestic and foreign companies

Principal Investment Strategy	Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility	Moderate to High

Investment Strategy	The Fund’s investment objective is to seek long-term capital appreciation. The Fund normally pursues this objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”), will be investment-grade at the time of investment. If a security has not received a rating from an NRSRO, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities. The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section. In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth. Additionally, the Advisor emphasizes both growth and value in seeking companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor applies a “top down” strategy in stock selection (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the

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business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Investment Style Risk. The risk that the particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards

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Huntington Situs Fund

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or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Technical Opportunities Fund

Investment Focus	U.S. and international stocks; exchange traded funds (ETFs); investment-grade debt obligations of U.S. and international corporations; investment-grade government bonds of U.S. and foreign countries (Quality Government Securities); put and call options on individual equities, fixed income securities and ETFs; currency derivatives; cash and market indices

Principal Investment Strategy	Using technical analysis techniques, the Fund pursues its objective by searching and evaluating global investment opportunities in both equity and debt securities. Under normal market conditions, the Fund will be invested primarily in equity securities

Share Price Volatility	High

Investment Strategy	The Fund’s investment objective is to seek long-term growth of principal with production of income as a secondary goal. The Advisor normally implements its strategy by using technical analysis (analyzing and examining past price movements to anticipate or forecast future price movements), fundamental analytical techniques and tactical asset allocation techniques as the primary means to evaluate the securities in which the Fund invests. The Fund pursues its objective by searching and evaluating global investment opportunities in both equity and debt securities.

In managing the Fund’s portfolio, the Advisor will employ technical analysis on two levels. First, technical analysis will be used in seeking to determine the “long-term trend” of a security. To determine the long-term trend, the Advisor will utilize such technical indicators as the Moving Average Convergence Divergence (MACD) and the Stochastic Oscillator (Stochastic). MACD illustrates the relationship between two moving averages of prices, and Stochastic compares a security’s closing price to its price range over a given time period. Secondly, technical analysis will be used to time the purchase or sale of a security. To assist in the timing of securities, the Advisor adjusts averages as well as “support” and “resistance” levels. These adjustments enable the Advisor to determine the direction or duration of a trend and can reduce a technical indicator’s sensitivity to market movements.

The Fund will invest in securities when the Advisor’s technical models indicate that such securities have significant potential to outperform the Fund’s benchmark index, the Standard & Poor’s 500 Index (“S&P 500”). Likewise, the Fund will sell interests or reduce investment exposure in certain securities when the Advisor’s technical models indicate that such securities have significant potential to underperform the Fund’s benchmark index. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of February 28, 2011, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $94.7 billion and the median market capitalization was approximately $11.8 billion. The smallest company in the S&P 500 had a market capitalization of $1.6 billion and the largest company had a market capitalization of $425.9 billion. The S&P 500 has a total market capitalization value of approximately $12.1 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations. In connection with this strategy, the Fund may invest in the

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Huntington Technical Opportunities Fund

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securities of companies with small market capitalizations (that is, companies with a market capitalization of $500 million or less), to the extent that such companies are within the S&P 500.

The Fund uses technical analysis to allocate its portfolio holdings among the following securities and related derivative contracts:

• U.S. and international stock investments;

• ETFs (including “Ultrashort” ETFs);

• Investment-grade debt obligations of U.S. and international corporations;

• Fixed income securities, such as Quality Government Securities; and

• Put and call options on individual equities, cash equivalents, fixed income securities and exchange traded funds, currency derivative contracts and cash and market indices.

U.S. and International Stock Investments including “Ultrashort” ETFs. Under ordinary market conditions, 60% to 100% of the Fund’s portfolio may be invested in U.S. and international individual common stocks. The Fund may invest in equity securities of companies of any size, including small, high growth companies. The Fund may also invest in companies whose shares are being, or recently have been, offered to the public for the first time. Additionally, the Fund will invest in ETFs to gain exposure to domestic and international equity indices, equity sectors and industry sectors. In selecting ETFs, the Advisor may over or under weight certain industry sectors relative to market benchmarks by investing in ETFs that invest in industry sectors. The Advisor may increase or decrease the Fund’s exposure to growth or value stocks relative to a market benchmark by investing in ETFs that emphasize growth or value stocks. ETFs will also be used to gain exposure to commodities and currencies and to hedge the Fund against a declining market.

The Advisor may also invest in “Ultrashort” ETFs in order to take advantage of an anticipated decline in the price of one or more specified underlying indexes (either a “style” index, for example Russell 1000 Value or Russell 1000 Growth or a “sector” index, for example, basic materials, consumer goods), or to hedge against such indexes’ price volatility. If an Ultrashort ETF is successful in meeting its objective, its value (before fees and expenses) should gain approximately twice as much, on a percentage basis, as any decrease in the corresponding index and, conversely, its value should lose approximately twice as much, on a percentage basis, as any increase in the corresponding index when the index rises on a given day.

Fixed Income Securities. The fixed income securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.

Derivative Contracts/Hybrid Instruments. The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the

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Huntington Technical Opportunities Fund

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portfolio to securities, currency securities or types of securities in which the Fund (or underlying ETFs) may invest directly.

The Fund may, from time to time, take temporary defensive positions (including cash equivalents) that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Investors Profile	Investors seeking total return and willing to accept above average risk and volatility

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Correlation Risk. A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged

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Huntington Technical Opportunities Fund

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investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.

Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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Huntington Technical Opportunities Fund

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Early Close/Trading Halt Risk. An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases

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Huntington Technical Opportunities Fund

continued

due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the

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Principal Investment Strategies and Risks

Huntington Technical Opportunities Fund

continued

exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Ultrashort ETFs Risk. Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested.

Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index.

The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Fixed Income Securities Fund

Investment Focus	U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy	Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

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Principal Investment Strategies and Risks

Huntington Fixed Income Securities Fund

continued

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the

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Principal Investment Strategies and Risks

Huntington Fixed Income Securities Fund

continued

Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short-or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Principal Investment Strategies and Risks

Huntington Fixed Income Securities Fund

continued

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

Investment Focus	U.S. government obligations, mortgage backed securities

Principal Investment Strategy	Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor normally invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will invest in investment-grade securities that allow it to maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

continued

Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

continued

Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a

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Principal Investment Strategies and Risks

Huntington Intermediate Government Income Fund

continued

long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

Investment Focus	Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy	Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility	Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar- weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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Principal Investment Strategies and Risks

Huntington Mortgage Securities Fund

continued

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Ohio Tax-Free Fund

Investment Focus	Ohio municipal securities

Principal Investment Strategy	Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal ATM purposes. The securities selected by the Advisor are: (i) rated investment-grade or better by a Nationally Recognized Statistical Ratings Organization; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Ohio residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

State Concentration Risk. By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

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Huntington Ohio Tax-Free Fund

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Non-Diversification Risk. As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Enhancement Risk. The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider

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Huntington Ohio Tax-Free Fund

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(for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Short/Intermediate Fixed Income Securities Fund

Investment Focus	U.S. government obligations and investment-grade corporate debt securities

Principal Investment Strategy	Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income

Share Price Volatility	Low to Moderate

Investment Strategy	The Fund’s investment objective is to seek to achieve current income.

The Advisor invests primarily in corporate debt and U.S. government securities. The Fund normally invests in short and intermediate term fixed income securities and will maintain a dollar-weighted average portfolio maturity of more than 2 but less than 5 years. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile	Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,”

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Huntington Short/Intermediate Fixed Income Securities Fund

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as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington World Income Fund

Investment Focus	Allocation of assets among the following four asset classes: (1) dividend-paying equities of nay market capitalization; (2) domestic and foreign bonds; (3) bond exchange-traded funds; and (4) derivatives.

Principal Investment Strategy	Maximize current income

Share Price Volatility	High

Investment Strategy	The Fund utilizes an asset allocation strategy designed to maximize current income. In pursuit of this strategy, the Advisor primarily allocates the Fund’s assets among the following major asset classes: (1) dividend-paying equities of any market capitalization, (2) domestic and foreign bonds, (3) bond exchange-traded funds (“Bond ETFs”), and (4) derivatives. The Fund may invest in securities issued by U.S. and foreign governments and companies and in securities denominated in foreign currencies. The allocation among the different asset classes is based solely on the Advisor’s assessment of the most effective way for the Fund to meet its investment objective with consideration of the applicable risks. The Fund will generally have varying levels of investment in each of the different asset classes as discussed below.

The Fund will maintain a portion of its assets in U.S. securities at all times, with a goal of investing a minimum of 25% of its total assets in U.S. securities. The Advisor normally allocates the Fund’s investments across different countries and regions, including emerging markets, and will invest in a minimum of three countries at all times. Under normal market conditions, the Fund will invest significantly (at least 30% of total assets unless market conditions are not deemed favorable by the Advisor) in the securities of issuers based outside of the United States. However, the Fund will not invest more than 30% of its total assets in any one country, except for the United States.

With respect to dividend-paying equities, the Fund will primarily invest in dividend-paying common stock, preferred stock, Canadian Royalty Trusts, master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”). A Canadian Royalty Trust is a type of corporation usually involved in oil and gas production or mining. Generally, the profits of a Canadian Royalty Trust are not taxed at the corporate level provided a certain high percentage (e.g. 90%) of profits are distributed to shareholders as dividends. The dividends are then taxed as personal income.

With respect to fixed income securities, the Fund will primarily invest in domestic and foreign bonds and Bond ETFs. The Fund has no maturity restrictions on the fixed income securities in which it invests. The percentage allocation of the fixed income portion of the Fund will shift between foreign bonds and domestic bonds when, in the opinion of the Advisor, one or the other offers more advantageous yields. The Fund’s Bond ETF investments are limited to 10% of the Fund’s total assets, including 5% of total assets in “Ultrashort” ETFs, including Ultrashort ETFs which track U.S. Treasuries. In addition, the Fund may invest up to 10% of its total assets in non-investment grade fixed income securities (also known as junk bonds), which are securities that at the time of purchase are not rated in one of the four highest categories by a U.S. nationally recognized statistical rating organization (or, if unrated, are determined by the Advisor not to be of a quality comparable to a security rated within the four highest rating categories).

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Huntington World Income Fund

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The Advisor may invest in derivatives for hedging and non-hedging purposes. The Fund may use derivatives to directly hedge the then existing risks and exposures of the Fund up to the notional value of the underlying instruments in the Fund being hedged. Derivatives purchased for other purposes, such as to generate income or enhance returns, are limited to 15% of the Fund’s total assets as measured by notional value. The Fund may invest in derivative instruments including, but not limited to, options, cash secured puts, call purchases on inverse market ETF’s and similar instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its total assets in any one issuer than a diversified fund.

Additional Investment Strategies	The Fund utilizes an asset allocation strategy designed to maximize current income. In addition to the securities described in the Principal Investment Strategy section, the Fund may also invest in the securities described below.

The Fund may hold Inflation-Protected Securities (“IPS”) issued by U.S. and non-U.S. governments, their agencies or instrumentalities and by corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation. The Fund will hold IPS to the extent that the Advisor cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities (“TIPS”), other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).

Investment Practices	The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following describes the principal securities and techniques the Fund uses. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, interest rate and credit and counterparty risk. A more complete discussion of risks is contained under “Principal Risks” elsewhere in this prospectus. You may also consult the SAI for more details about these and other securities in which the Fund may invest.

Investor Profile	Investors seeking total return through investments in fixed income and equity securities with exposure to both U.S. and developed and emerging markets

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied

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Huntington World Income Fund

continued

to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of the Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Investment Style Risk. A particular type of investment in which the Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund than it would on a fund that did not focus on the sector, asset class or region.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.

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Principal Investment Strategies and Risks

Huntington World Income Fund

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The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that

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Principal Investment Strategies and Risks

Huntington World Income Fund

continued

differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss or theft of its assets.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Derivative Contracts and Hybrid Instruments Risk. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Leverage Risk. Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, dollar rolls and reverse repurchase agreements and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other

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Principal Investment Strategies and Risks

Huntington World Income Fund

continued

risks by, in effect, increasing assets available for investment. To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Non-Investment Grade Securities Risk. The fixed income securities in which the Fund may invest may be rated below investment grade. Such securities are known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

For more information about risks, please see the “Glossary of Investment Risks.”

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Principal Investment Strategies and Risks

Huntington Asset Allocation Funds Overview

There are three “Asset Allocation Funds”: Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund. Each Asset Allocation Fund is a “fund of funds” that invests all of its assets in other Huntington Funds (“Underlying Funds”), excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund; and Huntington VA Balanced Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Real Strategies Fund, Huntington VA Rotating Markets Fund, Huntington VA Situs Fund and Huntington VA Mortgage Securities Fund (the “Huntington VA Funds”).

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Asset Allocation Funds offer three distinct, comprehensive investment programs designed for differing investment orientations. Each Asset Allocation Fund has a target percentage allocation among three kinds of Underlying Funds: those that invest primarily in equity securities (“Underlying Equity Funds”), those that invest primarily in fixed-income securities (“Underlying Income Funds”) and those that invest primarily in money market securities (“Underlying Money Market Funds”). The goals, strategies and risks of each Underlying Fund are set forth elsewhere in this prospectus.

The Asset Allocation Funds offer Class A Shares. Each Asset Allocation Fund invests exclusively in Trust Shares of Underlying Funds. Trust Shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. Trust Shares charge a 25 basis point shareholder servicing fee.

Each Asset Allocation Fund is monitored daily, and to maintain target allocations in the Underlying Funds, cash flow for each Asset Allocation Fund will be directed to its Underlying Funds that most deviate from the target. Quarterly, the Advisor may also rebalance each Fund’s investment allocation to maintain its target allocations. The Advisor may from time to time adjust the percentage of assets invested in any specific Underlying Fund held by an Asset Allocation Fund. Such adjustments may be made to increase or decrease an Asset Allocation Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust Fund quality or the duration of fixed-income securities. In adjustments, changes may be made to reflect changes in the investment market and economic environment.

The investment performance of each Asset Allocation Fund will reflect both the Advisor’s allocation decisions with respect to the Underlying Funds and its investment decisions made on behalf of the Underlying Funds.

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

Investment Focus	Other Huntington Funds, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds

Principal Investment Strategy	The Fund’s investment objective is to seek current income and moderate appreciation of capital. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds, with an asset allocation target of 60% Equity, 40% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

Share Price Volatility	Moderate

Investor Profile	Investors seeking additional diversification provided by a balanced portfolio of Underlying Funds, with exposure to both equity and fixed income sectors

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Advisor’s Potential Conflict. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds.

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

continued

The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

continued

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

continued

Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Principal Investment Strategies and Risks

Huntington Balanced Allocation Fund

continued

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Class/Sector/Region Focus Risk. When a Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds than it would on a fund that did not focus on the sector, asset class or region.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

For more information about risks, please see the “Glossary of Investment Risks”.

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

Investment Focus	Other Huntington Funds, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds

Principal Investment Strategy	The Fund’s investment objective is to seek current income. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds, with an asset allocation target of 20% Equity, 80% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

Share Price Volatility	Low to Moderate

Investor Profile	Investors seeking additional diversification provided by a conservative portfolio of Underlying Funds, with exposure to both fixed income and equity sectors

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Advisor’s Potential Conflict. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds.

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

continued

The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

continued

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

Collateralized Mortgage Obligations: A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities: Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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Principal Investment Strategies and Risks

Huntington Conservative Allocation Fund

continued

Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Class/Sector/Region Focus Risk. When a Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds than it would on a fund that did not focus on the sector, asset class or region.

For more information about risks, please see the “Glossary of Investment Risks”.

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Principal Investment Strategies and Risks
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                                    [GRAPHIC]

Huntington Growth Allocation Fund

Investment Focus	Other Huntington Funds, excluding Huntington Real Strategies Fund, Huntington Rotating Markets Fund, Huntington Technical Opportunities Fund, Huntington U.S. Treasury Money Market Fund, Huntington Tax-Free Money Market Fund, Huntington Ohio Municipal Money Market Fund and the Huntington VA Funds

Principal Investment Strategy	The Fund’s investment objective is to seek capital appreciation, with current income as a secondary goal. The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds, with an asset allocation target of 80% Equity, 20% Income, including 0-15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors.

Share Price Volatility	Moderate to High

Investor Profile	Investors seeking additional diversification provided by a growth oriented portfolio of Underlying Funds, with exposure to both equity and fixed income sectors

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. The Fund may also be significantly affected by “Government Intervention and Extreme Volatility,” as described in the “Glossary of Investment Risks.” In addition, your investment in the Fund may be subject to the following principal risks:

Investment Company Risk. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity or fixed-income securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Allocation Risk. Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Advisor’s Potential Conflict. In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds.

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Principal Investment Strategies and Risks
                                    [GRAPHIC]

                                    [GRAPHIC]

Huntington Growth Allocation Fund

continued

The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Principal Investment Strategies and Risks
                                    [GRAPHIC]

                                    [GRAPHIC]

Huntington Growth Allocation Fund

continued

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Fee Layering. The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

For more information about risks, please see the “Glossary of Investment Risks”.

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Principal Investment Strategies and Risks

Huntington Investment Strategy — All Asset Allocation Funds

To pursue its goal, each Asset Allocation Fund, which is a fund of funds, normally invests in Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds as follows:

Target Allocation Among Underlying Funds (%)

Fund	Investment Objective	Equity Funds	Income Funds	Money Market Funds
Balanced Allocation	Seeks current income and moderate appreciation of capital	60%	40%	0-15%
Conservative Allocation	Seeks high current income	20%	80%	0-15%
Growth Allocation	Seeks capital appreciation, with current income as a secondary goal	80%	20%	0-15%

Variations in the target percentage allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation, each Asset Allocation Fund may have an allocation range among Underlying Equity Funds and Underlying Income Funds as follows:

Fund	Equity/Income Underlying Funds Allocation
Balanced Allocation	70	%/30% to 50%/50%
Conservative Allocation	30	%/70% to 10%/90%
Growth Allocation	90	%/10% to 70%/30%

Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

Within the prescribed percentage allocations, the Advisor selects the percentage level to be maintained in specific Underlying Funds. The assets of each Asset Allocation Fund are rebalanced quarterly to maintain the selected percentage level. The Advisor may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease an Asset Allocation Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust the duration of fixed-income securities, or to reflect changes in the investment environment.

Each Asset Allocation Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, an Asset Allocation Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Asset Allocation Fund might not achieve its investment goal.

For a more complete description of the securities in which the Underlying Funds can invest, please see “Investment Practices.”

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your investment professional can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you. It is important to note, however, that your investment professional may receive different compensation depending on which share class you purchase. Each investment professional has different policies and procedures relating to transacting in Fund Shares, so it is best if you contact your investment professional directly.

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Shareholder Information

Choosing a Share Class

The Funds listed in this Prospectus offer two classes of Shares: Class A Shares and Trust Shares. Under a separate prospectus, the Trust offers Interfund Shares of the Money Market Fund.

To choose the share class that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. As shown below, a sales charge structure applies to Class A Shares. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charges.”)

The following are some of the main differences among Class A Shares and Trust Shares:

Class A Shares

•	Front-end sales charges (except Money Market Funds), as described below under “Sales Charges.”

•	Distribution (Rule 12b-1) fees of 0.25% of a Fund’s average daily net assets.

•	A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets (except for the Asset Allocation Funds).

Trust Shares

•	No sales charges.

•	No Distribution (Rule 12b-1) fees.

•	A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

•

Available for purchase only to fiduciary, advisory and agency accounts of The Huntington National Bank correspondent banks and the Asset Allocation Funds, as well as participants in special programs that may be offered from time to time through financial intermediaries.

For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

The Huntington Money Market Fund offers Interfund Shares, which have their own expense structures. Interfund Shares are available only for purchase by the Funds.

For purchases of $100,000 or more on the Short/Intermediate Fixed Income Securities Fund and $1 million or more on the Equity Funds, Asset Allocation Funds and all the other Income Funds, the sales charge for Class A Shares is waived.

Distribution of the Funds

Unified Financial Securities, Inc. (“Distributor”), whose address is P.O. Box 6110, Indianapolis, IN 46206-6110, is the Distributor of the Funds offered by this Prospectus. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated (“HBI”).

In connection with the sale of Class A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays a portion of this charge (known as the “dealer reallowance”) to selling broker-dealers that are eligible to receive it. The Distributor retains any portion not paid to a broker-dealer. The Distributor is responsible for collecting applicable contingent deferred sales charges in connection with the redemption of Class A Shares. The Distributor will cause these charges to be paid to a designated agent, which may include the Advisor and its affiliates, and other investment professionals for advancing any sales commissions on the sale of Class A Shares. See the “Sales Charges” section for the Dealer Reallowance Schedule.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor, Advisor and their affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

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Shareholder Information

Shareholder Servicing Fees

The Funds may pay Shareholder Services Fees up to 0.25% of the average daily NAV of Class A Shares (except Asset Allocation Funds) and Trust Shares to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

Distribution Plan (Rule 12b-1 Fees)

The Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of these Shares. These fees may also be paid to the Distributor, the Advisor and/or their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment costs may be higher over time than other shares with different sales charges and marketing fees. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund’s Class A Shares average daily net assets.

Additional Payments To Financial Intermediaries

The Distributor, the Advisor and/or their affiliates may pay out of their own profits and reasonable resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds’ SAI contains additional information on the types of additional payments that may be paid.

Sales Charges

Purchases of Class A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

Equity Funds, Asset Allocation Funds and World Income Fund

Amount of Transaction	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$49,999	4.75%	4.99%	4.25%
$50,000-$99,999	3.75%	3.90%	3.25%
$100,000-$249,999	3.00%	3.09%	2.50%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$749,999	2.00%	2.04%	1.50%
$750,000-$999,999	1.25%	1.27%	1.00%
$1,000,000 and Over	0.00%*	0.00%*	0.00%

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Shareholder Information

Income Funds (except Short/Intermediate Fixed Income Securities Fund and World Income Fund)

Amount of Transaction	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$49,999	3.75%	3.90%	3.25%
$50,000-$99,999	2.75%	2.83%	2.25%
$100,000-$249,999	2.00%	2.04%	1.50%
$250,000-$499,999	1.50%	1.52%	1.00%
$500,000-$749,999	1.00%	1.01%	0.75%
$750,000-$999,999	0.75%	0.76%	0.50%
$1,000,000 and Over	0.00%*	0.00%*	0.00%

Short/Intermediate Fixed Income Securities Fund

Amount of Transaction	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested	Dealer Reallowance
$0-$99,999	1.50%	1.52%	1.35%
$100,000 and Over	0.00%	0.00%	0.00%

*	A contingent deferred sales charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Other Quantity Discounts, Reductions and Waivers

Other quantity discounts, reductions and waivers may also apply to purchases of Class A Shares. In order to verify your eligibility for these discounts, reductions and waivers, you may need to provide the Trust or your investment professional with certain information, including account statements and records that reflect any investments by you, your spouse, or your children under 21 in the Funds. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases. The sales charges applicable to the Shares offered in this Prospectus, and the break point discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on the Huntington Funds’ website free of charge, Huntington does not disclose this information separately on the website.

No sales charges will apply to purchases of Class A Shares made:

•	Through an investment professional that does not accept a sales commission from the Distributor

•	Through the automatic reinvestment of dividends and capital gains distributions

•	By current and former/retired Trustees and officers of the Trust, their spouses and immediate family members

•

By current officers, directors and employees of HBI or its subsidiaries, their spouses and immediate family members and by current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements (“Current Employees”)

•	By retired officers and employees of HBI or its subsidiaries and their spouses

•	By participants in certain financial services programs offered by HBI subsidiaries

•	By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor

•	By investors who have sold an equal or greater amount of Shares of an Equity, Income or Asset Allocation Fund within the last 60 days (not available more than once)

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Shareholder Information

Reduced sales charges on Class A Shares (based on the quantity discounts noted above) will apply to purchases made through Huntington Investment Company, except for investments made through the Systematic Investment Plan:

•	By investors whose multiple investments over time in Class A Shares of any Equity, Income or Asset Allocation Fund have a total current market value subject to a quantity discount

•

By investors whose investments over time in Class A Shares of any Equity, Income or Asset Allocation Fund plus investments by their spouse and children under age 21 made over time in Class A Shares of any Equity, Income or Asset Allocation Fund at the same time, have a total current market value subject to a quantity discount

•

By investors who sign a letter of intent to invest at least $100,000 in the Short/Intermediate Fixed Income Securities Fund, or $50,000 in the Equity Funds, Asset Allocation Funds or other Income Funds within a 13-month period*

•	By investors whose investments in Class A Shares of multiple Equity, Income and/or Asset Allocation Funds at the same time have a total current market value subject to a quantity discount

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By trustees or fiduciaries whose investments in Class A Shares of Equity, Income and/or Asset Allocation Funds on behalf of a single trust estate or fiduciary account have a total current market value subject to a quantity discount

Reduced sales charges on Class A Shares (based on the quantity discounts noted above) will also apply to purchases made through Huntington Investment Company, except for purchases made through the Systematic Investment Plan:

•

By investors whose multiple investments over time in Class A Shares of any Equity, Income or Asset Allocation Fund, and/or whose multiple investments over time in shares of any other mutual fund(s) (for example, non-Huntington Funds) which were subject to a sales load, have a total value** subject to a quantity discount as set forth in the tables above

•

By investors whose investments over time in Class A Shares of any Equity, Income or Asset Allocation Fund and/or shares of any other mutual fund(s) (for example, non-Huntington Funds) which were subject to a sales load, plus investments by their spouse and children under 21 made over time in Class A Shares of any Equity, Income or Asset Allocation Fund and/or shares of any other mutual fund(s) (for example, non-Huntington Funds) which were subject to a sales load, at the same time, have a total value** subject to a quantity discount as set forth in the tables above

•

By investors whose investments in Class A Shares of multiple Equity, Income, Asset Allocation Funds and/or other mutual fund(s) (for example, non-Huntington Funds) subject to a sales load, at the same time have a total value** subject to a quantity discount as set forth in the tables above

•

By trustees or fiduciaries whose investments in Class A Shares of Equity, Income, Asset Allocation Funds and/or other mutual fund(s) (for example, non-Huntington Funds) subject to a sales load, on behalf of a single trust estate or fiduciary account have a total value** subject to a quantity discount as set forth in the tables above.

With respect to reduced sales charges which apply to aggregated purchases as noted above, purchases through multiple intermediaries or Individual Retirement Accounts (which do not include employer-sponsored retirement plans) may be aggregated to achieve a sales charge discount or waiver.

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Class A Shares in any Equity, Income or Asset Allocation Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 4.75% of the Shares in escrow. Reinvested dividends will not be included in calculating an investor’s fulfillment of his/her letter of intent.

The Shares held in escrow will be released to the investor’s account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

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Shareholder Information

A Letter of Intent will not obligate the investor to purchase Class A Shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

**For purposes of the above, and where noted with **, holdings in Equity, Income and Asset Allocation Funds and holdings in other mutual fund(s) (for example, non-Huntington Funds) will be valued at current market value.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front-end sales charge or CDSCs. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In computing NAV for the Funds (except the Asset Allocation Funds), current market value is used to value portfolio securities with respect to which market quotations are readily available. The NAV of the Asset Allocation Funds is computed based upon the share prices of the Underlying Funds in which the Asset Allocation Funds invest; and the prices of those shares are determined by the current market value of the portfolio securities held by the Underlying Funds.

Pursuant to Trustee-approved policies, the Funds rely on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the closing price if it is between the bid and asked prices as reported on days when the contracts are traded. If no trades are reported the mean of the bid and the asked prices is used as the value.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s sub-financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed

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Shareholder Information

relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Fund, the Real Strategies Fund, the Technical Opportunities Fund and certain of the Asset Allocation Funds’ Underlying Funds may invest some of their assets in foreign securities, these Funds also may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than the price assigned to a particular security one may obtain in a market transaction.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund as follows: at 10:00 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund; and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund.

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Shareholder Information

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds, Equity Funds and Asset Allocation Funds on any day the NYSE is open. In connection with the sale of a Fund’s Shares, the Distributor or its affiliates may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

Money Market Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by a Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund, if your order is received by the Fund or its designated agent before 10:00 a.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (“ACH”) or Systematic Investment Program (“SIP”) will begin earning dividends when the payment is converted to federal funds (normally the next business day).

All Other Funds

Your purchase order for Class A Shares and Trust Shares is priced at the next NAV calculated after your order is received by the Fund or its designated agent, plus any applicable sales charge.

In order to purchase Fund Shares (other than the Money Market Funds) on a particular day, the Funds must receive payment in good federal funds within three (3) business days.

Notes About Purchases

The Trust reserves the right to suspend the sale of Fund Shares temporarily and the right to refuse any order to purchase Fund Shares.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check does not clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Funds or their transfer agent in connection with the transaction.

The Funds may limit the amount of purchases and refuse to sell Shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds in U.S. dollars and drawn on a U.S. bank. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares

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Shareholder Information

until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

State Escheatment Laws

Please note that your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by State Escheatment Laws.

How to Buy Shares

1.	Minimum investment requirements

Class A Shares:

•	$1,000 for initial investments outside the SIP ($100 for Current Employees)

•	$50 for initial investments through the SIP ($25 for Current Employees)

•	$50 for subsequent investments outside or through the SIP

Trust Shares:

•	$1,000 for initial investments outside the SIP

•	$500 for subsequent investments outside the SIP

•	$50 for initial and subsequent investment through the SIP

2.	Call

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

3.	Make payment

•	By check payable to the applicable Fund and Share class (for example, Huntington Dividend Capture Fund — Class A Shares) to:

The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.) OR

•	By Federal funds wire to:

The Huntington National Bank NA

ABA #044000024

Huntington Fund

Account #01892228947

Shareholder Name

Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

OR

•	By check or Federal funds wire

•	Through the SIP (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the SAI.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Systematic Investment Program (“SIP”)

You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest

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Shareholder Information

at least $50 at periodic intervals ($25 for Current Employees). Minimum initial and subsequent investment requirements may be different for accounts with your investment professional.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Class A Shares of the Fund or Funds you specify. Purchases of Class A Shares and Trust Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank and the NYSE are open, you may exchange Shares of any Fund for the same class of Shares of any other Fund offering such Shares and as discussed under “Pricing Shares.”

All Other Funds

On any business day when the NYSE is open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares. Additionally, The Huntington National Bank will be permitted to exchange Trust Shares of all other Funds for Class A Shares of the Asset Allocation Funds, without incurring a sales charge.

Additional Information

In order to exchange Shares of a Fund on a particular day, the Fund or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (See “Frequent Trading Policies”)

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The SAI contains more information about exchanges.

Exchanging Class A Shares

For Class A Shares, the Trust makes exchanges at NAV (determined after the order is considered received), plus any applicable sales charges.

Exchange Out Of	Exchange Into	Sales Charge
Any Money Market Fund	Any Money Market Fund	NO
Any Money Market Fund	Any Equity or Income Fund	YES—See “Sales Charges”
Any Equity, Asset Allocation or Income Fund	Any Money Market, Equity, Asset Allocation or Income Fund	NO

Exchanging Trust Shares

For Trust Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without a sales charge.

In addition, The Huntington National Bank will be permitted to exchange Trust Shares of all funds for Class A Shares of its Asset Allocation Funds (Huntington Balanced Allocation Fund, Huntington Conservative Allocation Fund and Huntington Growth Allocation Fund), without incurring a sales charge.

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Shareholder Information

How to Exchange Shares

1.	Satisfy the minimum account balance requirements

•	You must maintain the required minimum account balance in the Fund out of which you are exchanging Shares.

2.	Call (You must have completed the appropriate section on your account application)

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

OR

Write

•	The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

3.	Provide the required information

•	Name of the Fund from which you wish to make the exchange (exchange OUT OF)

•	Specify the share class

•	Your account number

•	The name and address on your account (account registrations must be identical)

•	The dollar amount or number of Shares to be exchanged

•	Name of the Fund into which you wish to make the exchange (exchange INTO) — (Make sure this Fund offers the applicable class of shares)

•	Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above.

All Other Funds

You may redeem Shares of all other Funds on any business day when the NYSE is open.

How to Redeem Shares

1.	Call (You must have completed the appropriate section on your account application)

•	The Huntington Funds at (800) 253-0412

•	Your Investment Professional

OR

Write

•	The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110

OR

Write a Check (Class A Shares of the Money Market Funds Only)

•	In an amount of at least $250 from your applicable Money Market Fund’s account (You may not use a check to close an account.) See “Checkwriting” below for more information.

2.	Provide the required information

•	The name of the Fund from which you wish to redeem Shares

•	Specify the share class

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Shareholder Information

•	Your account number

•	The name and address on your account

•	Your bank’s wire transfer information (for wire transfers)

•	The dollar amount or number of Shares you wish to redeem

•	Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Income Funds, Equity Funds or Asset Allocation Funds on a particular day, the Fund or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Tax-Free Money Market Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For shareholders of Money Market Funds who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds, Equity Funds or Asset Allocation Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust or your investment professional, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Class A Shares using this program.

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting (Class A Shares of the Money Market Funds Only)

You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

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Shareholder Information

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (for example, by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

The Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange in excess of a certain amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds’ management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds’ ability to monitor and restrict frequent trading.

The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these reductions may not be able to be applied uniformly in all cases.

The Advisor will provide to the Trustees, at least quarterly, a report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Because the Asset Allocation Funds invest exclusively in Shares of the Underlying Funds, the policy and procedures set forth herein relating to frequent trading restrictions will not apply to the Asset Allocation Funds’ purchases and sales of the Underlying Funds. The Asset Allocation Funds will impose the same frequent trading restrictions as the Underlying Funds at their shareholder level. In addition, allocation changes of each Asset Allocation Fund are monitored, and the managers of the Underlying Fund are required to determine that there is no material adverse impact on the Underlying Fund or its shareholders.

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Shareholder Information

The intent of this exception is to allow the manager of each Asset Allocation Fund to accommodate cash flows that result from purchases and sales by shareholders of the Asset Allocation Funds, and to reallocate portfolio investments of the Asset Allocation Funds among various Underlying Funds in accordance with the investment objectives of the Asset Allocation Fund where the aggregate of such trades would otherwise exceed the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by an Asset Allocation Fund could adversely affect the management of an Underlying Fund’s portfolio and its performance.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com/newsite/funds/factsheets.php. This information is prepared as of the end of each quarter for each of the Funds, except for the Money Market Funds. The information is posted on the web site approximately 30 days after the end of the month or quarter, as applicable, and remains there until replaced by the information for the succeeding period. The portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top 25 or full holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable. Portfolio holdings information for the Money Market Funds is filed with the SEC monthly on Form N-MFP, with portfolio holdings information becoming publicly available sixty days after the end of the month to which the specific monthly report relates.

In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1- 800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

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Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington Bank, is the investment advisor to the Huntington Funds. As of December 31, 2010, the Advisor had assets under management of $3.4 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2010, Huntington Bank had assets of over $54 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Paula Jurcenko has served as the Portfolio Manager of each of the Asset Allocation Funds since 2009. Ms. Jurcenko joined Huntington Bank in 1989 and serves as Senior Vice President and Director of Product Management of Huntington Bank’s Investment Management Division. She has served in various business capacities during her tenure with Huntington Bank, including Director of Product Management for Huntington Investment Company. Ms. Jurcenko has served in her current role since 2001 and has been an active member of the Funds’ Investment Policy Committee since that time. Ms. Jurcenko has developed a broad array of investment proprietary products including mutual funds, variable annuities, managed accounts, separate accounts and mutual fund wraps. She holds FINRA licenses Series 7 and Series 24. Ms. Jurcenko received her Bachelor’s Degree and Master’s of Business Administration from The Ohio State University.

Kirk Mentzer is primarily responsible for the day-to-day management of the Dividend Capture Fund.

Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined Huntington Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as Portfolio Manager of the Situs Fund since 2002 and Portfolio Manager of the World Income Fund since the Fund’s inception. Mr. Bateman is President and Chief Investment Officer of the Advisor. He joined Huntington Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Paul Attwood has served as Portfolio Manager for the Global Select Markets Fund and Portfolio Manager for the World Income Fund since each Fund’s respective inception. He joined Huntington in 2002 and is a Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood received his bachelor’s degree from the University of Cincinnati. He holds a Chartered Financial Analyst designation.

Herb Chen has served as Portfolio Manager for the Growth Fund since 2010. He is Senior Vice President of the Advisor. Mr. Chen joined The Huntington National Bank in 2009 as Region Manager in the Private Financial Group. He has been responsible for the investment management of financial assets for individuals and charitable foundations. Mr. Chen received his Bachelor’s degree in Finance and Management Information Systems from Carnegie Mellon University and received his M.B.A. from New York University Stern Business School.

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Craig J. Hardy has served as a Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined Huntington Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy holds a Chartered Financial Analyst designation. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Madelynn M. Matlock has served as the Portfolio Manager of the International Equity Fund since 2002 and Portfolio Manager for the World Income Fund since the Fund’s inception. She is Senior Vice President of the Advisor. Ms. Matlock joined Huntington Bank in 2002 and serves as Senior Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock holds a Chartered Financial Analyst designation, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

Chad Oviatt has served as Portfolio Manager for the Macro 100 Fund since 2010. He is Vice President of the Advisor. Mr. Oviatt joined Huntington in 2006 and is Vice President and Director of Open Architecture for Huntington Private Financial Group. He served as a Financial Advisor with Merrill Lynch from 2004 through 2006. Mr. Oviatt received his Bachelor’s degree from Mount Union College.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of Huntington Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree and M.B.A. from Gannon University.

Peter Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund’s cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined Huntington Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood holds a Chartered Financial Analyst designation. He received his Bachelor’s degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Senior Vice President of the Advisor. Mr. Doughty joined Huntington Bank in 1961 and serves as Vice President. He is a member of Huntington Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Randy Hare has served as the Portfolio Manager of the New Economy Fund since 2007. He is Vice President of the Advisor. Mr. Hare joined Haberer Registered Investment Advisor, Inc. in 2003 as a Senior Research

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Analyst. He was a Portfolio Manager/Senior Research Analyst and Assistant Vice President with U.S. Bank Asset Management/FIRMCO from 1997 to 2002. Mr. Hare received his Bachelor’s degree in Economics from the University of Cincinnati.

Paul Koscik and Martina Cheung are jointly and primarily responsible for the day-to-day management of the Technical Opportunities Fund, serving as its Co-Portfolio Managers since 2008. Mr. Koscik is responsible for the portion of the portfolio that is invested in ETFs, currencies and bonds. Ms. Cheung is responsible for equity investments. They collaborate to determine asset allocation based on their outlook for particular market segments.

Ms. Cheung is Vice President of the Advisor. Ms. Cheung joined Huntington Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung holds a Chartered Financial Analyst designation and a Chartered Market Technician designation. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her M.B.A. from Capital University.

Mr. Koscik has also served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined Huntington Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

Chip Hendon has served as a Portfolio Manager for the World Income Fund since the Fund’s inception. Mr. Hendon is a Vice President and Senior Portfolio Manager for Huntington Private Financial Group, having joined in 2002. Prior to 2002, Chip served as a Senior Financial Consultant with Hilliard Lyons. Chip is a graduate of The University of Toledo with a Bachelors Degree in Finance and of Xavier University with a Masters Degree in Business Administration with a Finance concentration.

Ronald Weiner has served as the Portfolio Manager for the World Income Fund since the Fund’s inception. Mr. Weiner has served as Assistant Vice President, Investment Officer and Senior Trader for the Advisor since June of 2006. Prior to joining the Advisor, Mr. Weiner was Financial Operations Specialist with Nationwide Securities, Inc. and a Financial Advisor and Advisor Coach with Ameriprise Financial. Mr. Weiner is a graduate of Ohio University with a Bachelors Degree in Political Science and a Masters Degree in Financial Economics.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Fees Paid To Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting distribution and custodian services.

A discussion of the Trustees’ review of the investment advisory agreements with the Trust is available in the Funds’ Annual Report for the period ended December 31, 2010.

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment advisor as follows:

Fund	Tiered	Annual Rate
Growth Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

Income Equity Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

Fixed Income Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

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Fund	Tiered	Annual Rate
Short/Intermediate Fixed Income Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Ohio Municipal Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Ohio Tax-Free Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Mortgage Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Tax-Free Money Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Intermediate Government Income Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Dividend Capture Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Global Select Markets Fund	Up to $500 million	1.00%
	On the next $500 million to $1 billion	0.95%
	On excess of $1 billion	0.90%

International Equity Fund	Up to $500 million	1.00%
	On the next $500 million to $1 billion	0.95%
	On excess of $1 billion	0.90%

Mid Corp America Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

New Economy Fund	Up to $500 million	0.85%
	On the next $500 million to $1 billion	0.80%
	On excess of $1 billion	0.75%

Real Strategies Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

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More About the Huntington Funds

Fund	Tiered	Annual Rate
Rotating Markets Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Situs Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Macro 100 Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Technical Opportunities Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

World Income Fund	Up to $500 million	0.50%

The U.S. Treasury Money Market Fund pays the Advisor management fees of 0.20% of its ADNA.

Each Asset Allocation Fund pays the Advisor management fees of 0.10% of its ADNA. The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of each Asset Allocation Fund to the extent necessary in order to limit each Asset Allocation Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of each Asset Allocation Fund’s daily net assets through April 30, 2012. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2012, this arrangement may only be terminated prior to this date with the agreement of each Asset Allocation Fund's Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause each Asset Allocation Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of each Asset Allocation Fund’s daily net assets.

Administration Services

Huntington Bank provides administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Funds
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

There was no minimum annual fee per Fund or Class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Huntington Asset Services, Inc. (“HASI”), serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid to it by the Funds, Huntington Bank pays HASI fees for its sub-administrative services. HASI is a wholly-owned subsidiary of Huntington Bancshares Incorporated.

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Financial Administration and Portfolio Accounting Services

Huntington Bank has sub-contracted certain fund accounting services to HASI. Out of the fees paid to it by the Funds, the fees Huntington Bank pays HASI for these services are based on the ADNA of each Fund, subject to minimum fees in certain circumstances.

Custody Services

The Huntington National Bank currently serves as custodian for each Fund. For its custody services, The Huntington National Bank receives an annual maximum fee of 0.026% calculated on the domestic assets in each Fund (except the Asset Allocation Funds) as of the last day of each month, plus out of pocket expenses. For the Asset Allocation Funds, The Huntington National Bank receives an annual maximum fee of 0.01% calculated on the assets in the Asset Allocation Funds as of the last day of each month, plus out of pocket expenses. It also receives an annual surcharge of 0.005 of 1.00% calculated on the net non-domestic assets of the Global Select Markets Fund, the Situs Fund, the Real Strategies Fund, the Technical Opportunities Fund, and the International Equity Fund as of the last day of each month.

Brown Brothers Harriman & Co. serves as sub-custodian for the non-domestic assets of the Global Select Markets Fund, the Real Strategies Fund, the Situs Fund, the Technical Opportunities Fund and the International Equity Fund.

Transfer Agency Services

HASI is transfer and dividend disbursing agent for the Funds.

For its services, HASI is entitled to receive a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio and/or share class. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Dividends and Distributions

The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund	Monthly
Global Select Markets Fund	Annually
Growth Fund	Quarterly
Income Equity Fund	Monthly
International Equity Fund	Annually
Macro 100 Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Real Strategies Fund	Annually
Rotating Markets Fund	Annually
Situs Fund	Annually
Technical Opportunities Fund	Annually
Balanced Allocation Fund	Quarterly
Conservative Allocation Fund	Monthly
Growth Allocation Fund	Annually
World Income Fund	Monthly

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

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Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Funds as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain other “qualified investment income.” Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the Internal Revenue Service. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

Tax-Exempt Funds

It is anticipated that distributions for Tax-Free Money Market Fund, Ohio Municipal Money Market Fund and Ohio Tax-Free Fund will be comprised primarily of dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and

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local taxes, although the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. For any portion of each Fund’s distributions not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

Financial Information

Financial Highlights

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31, except for the Huntington World Income Fund. The Huntington World Income Fund’s first fiscal year will end on October 31, 2011. As a result, the Huntington World Income Fund’s audited financial information is not available as of the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

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Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income	Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON TAX-FREE MONEY MARKET FUND
Trust Shares
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2007	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—	(1)	— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
HUNTINGTON MONEY MARKET FUND
Trust Shares
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.05		—	(1)	0.04		(0.04)	—		(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—		(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
InterFund Shares
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.05		—	(1)	0.05		(0.05)	—		(0.05)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)

(1)	Amount is less than $0.005.

(2)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

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Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, at end of period (000 omitted)

$1.00	2.48%	0.93%	2.46%	0.93%	$25,361
$1.00	2.76%	0.88%	2.69%	0.88%	$48,585
$1.00	1.86%	0.88%	1.75%	0.88%	$144,861
$1.00	0.10%	0.78%	0.12%	0.89%	$76,805
$1.00	0.01%	0.44%	0.01%	0.89%	$66,919

$1.00	2.23%	1.18%	2.22%	1.18%	$14,205
$1.00	2.51%	1.15%	2.48%	1.15%	$6,086
$1.00	1.61%	1.13%	1.48%	1.13%	$38,466
$1.00	0.03%	0.87%	0.03%	1.15%	$21,709
$1.00	0.01%	0.45%	0.01%	1.16%	$15,539

$1.00	4.20%	0.82%	4.12%	0.82%	$500,167
$1.00	4.37%	0.79%	4.27%	0.79%	$632,776
$1.00	1.59%	0.80%	1.53%	0.80%	$779,158
$1.00	0.01%	0.45%	0.02%	0.87%	$260,720
$1.00	0.01%	0.31%	0.01%	0.88%	$214,981

$1.00	3.94%	1.07%	3.92%	1.07%	$406,510
$1.00	4.11%	1.04%	4.02%	1.04%	$528,326
$1.00	1.34%	1.04%	1.48%	1.04%	$299,329
$1.00	0.01%	0.42%	0.01%	1.12%	$135,260
$1.00	0.01%	0.32%	0.01%	1.13%	$134,974

$1.00	4.46%	0.57%	4.36%	0.57%	$40,803
$1.00	4.63%	0.54%	4.51%	0.54%	$60,548
$1.00	1.85%	0.55%	1.91%	0.55%	$36,102
$1.00	0.03%	0.37%	0.03%	0.63%	$62,376
$1.00	0.01%	0.31%	0.01%	0.63%	$45,724

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Financial Highlights

continued

Money Market Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain on investments		Total from investment operations		Distributions from net investment income	Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2006	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2006	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2007	$1.00	0.03		—	(1)	0.03		(0.03)	—		(0.03)
2008	$1.00	0.02		—	(1)	0.02		(0.02)	—		(0.02)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(1)	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—		(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
Class A Shares
2006	$1.00	0.04		—	(1)	0.04		(0.04)	—		(0.04)
2007	$1.00	0.04		—	(1)	0.04		(0.04)	—	(1)	(0.04)
2008	$1.00	0.01		—	(1)	0.01		(0.01)	—		(0.01)
2009	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)
2010	$1.00	—	(1)	—	(1)	—	(1)	— (1)	—		— (1)

(1)	Amount is less than $0.005.

(2)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

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Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, at end of period (000 omitted)

$1.00	2.60%	0.85%	2.58%	0.85%	$95,205
$1.00	2.83%	0.82%	2.78%	0.82%	$199,613
$1.00	1.81%	0.83%	1.73%	0.83%	$312,467
$1.00	0.12%	0.78%	0.14%	0.89%	$142,956
$1.00	0.01%	0.42%	0.01%	0.88%	$81,023

$1.00	2.35%	1.10%	2.33%	1.10%	$108,666
$1.00	2.57%	1.07%	2.54%	1.07%	$122,147
$1.00	1.56%	1.08%	1.54%	1.08%	$106,617
$1.00	0.02%	0.82%	0.02%	1.14%	$112,048
$1.00	0.01%	0.41%	0.01%	1.12%	$117,109

$1.00	4.12%	0.74%	4.06%	0.74%	$536,387
$1.00	4.01%	0.72%	3.89%	0.72%	$757,331
$1.00	0.93%	0.69%	0.93%	0.76%	$583,050
$1.00	0.01%	0.20%	0.01%	0.79%	$261,263
$1.00	0.01%	0.15%	0.01%	0.76%	$312,870

$1.00	3.86%	0.99%	3.80%	0.99%	$68,073
$1.00	3.75%	0.97%	3.61%	0.97%	$103,041
$1.00	0.74%	0.83%	0.67%	0.98%	$126,485
$1.00	0.01%	0.20%	0.01%	1.03%	$54,935
$1.00	0.01%	0.15%	0.01%	1.01%	$74,845

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Financial Highlights

continued

Equity Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2006	$10.86	0.39		1.32	1.71	(0.39)	(0.54)	—	(0.93)
2007	$11.64	0.38		(1.15)	(0.77)	(0.39)	(0.59)	—	(0.98)
2008	$9.89	0.40		(3.18)	(2.78)	(0.39)	(0.12)	(0.03)	(0.54)
2009	$6.57	0.29		1.31	1.60	(0.29)	—	(0.02)	(0.31)
2010	$7.86	0.25		0.83	1.08	(0.25)	—	—	(0.25)
Class A Shares
2006	$10.86	0.36		1.32	1.68	(0.36)	(0.54)	—	(0.90)
2007	$11.63	0.35		(1.14)	(0.79)	(0.36)	(0.59)	—	(0.95)
2008	$9.89	0.38		(3.18)	(2.80)	(0.37)	(0.12)	(0.03)	(0.52)
2009	$6.57	0.27		1.31	1.58	(0.27)	—	(0.02)	(0.29)
2010	$7.86	0.23		0.83	1.06	(0.23)	—	—	(0.23)
HUNTINGTON GLOBAL SELECT MARKETS FUND
Trust Shares
2009(4)	$10.00	—	(5)	— (5)	— (5)	—	—	—	—
2010	$10.00	0.03		1.55	1.58	(0.11)	—	(0.01)	(0.12)
Class A Shares
2009(4)	$10.00	—	(5)	— (5)	— (5)	—	—	—	—
2010	$10.00	0.01		1.53	1.54	(0.09)	—	(0.02)	(0.11)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(4)	Reflects operations for the period from December 30, 2009 (commencement of operations) to December 31, 2009.

(5)	Amount is less than $0.005

(6)	Not annualized.

(7)	Computed on an annualized basis.

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Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(3)

$11.64	16.03%		1.31%		3.44%		1.31%		$112,404	98%
$9.89	(6.91)%		1.30%		3.35%		1.30%		$93,862	87%
$6.57	(29.26)%		1.31%		4.56%		1.31%		$60,162	66%
$7.86	25.24%		1.41%		4.37%		1.41%		$74,593	99%
$8.69	13.99%		1.40%		3.05%		1.40%		$100,622	115%

$11.63	15.74%		1.56%		3.18%		1.56%		$11,502	98%
$9.89	(7.14)%		1.55%		3.11%		1.55%		$10,366	87%
$6.57	(29.41)%		1.56%		4.18%		1.56%		$5,094	66%
$7.86	24.93%		1.66%		4.10%		1.66%		$5,473	99%
$8.69	13.72%		1.64%		2.82%		1.64%		$17,784	115%

$10.00	0.00	%(6)	1.83	%(7)	(1.46	)%(7)	1.83	%(7)	$1	—	%(6)
$11.46	15.85%		1.90%		0.40%		2.19%		$41,116	45%

$10.00	0.00	%(6)	2.19	%(7)	(2.92	)%(7)	2.19	%(7)	$1	—	%(6)
$11.43	15.38%		2.16%		0.20%		2.44%		$860	45%

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Financial Highlights

continued

Equity Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON GROWTH FUND
Trust Shares
2006	$39.52	0.09	3.10	3.19	(0.08)	(5.39)	—	(5.47)
2007	$37.24	0.12	5.57	5.69	(0.11)	(7.81)	—	(7.92)
2008	$35.01	0.05	(12.12)	(12.07)	(0.04)	(3.19)	—	(3.23)
2009	$19.71	0.01	3.45	3.46	— (4)	—	—	— (4)
2010	$23.17	0.01	2.36	2.37	— (4)	—	—	— (4)
Class A Shares
2006	$39.01	(0.01)	3.05	3.04	—	(5.39)	—	(5.39)
2007	$36.66	0.03	5.47	5.50	(0.04)	(7.81)	—	(7.85)
2008	$34.31	(0.03)	(11.83)	(11.86)	— (4)	(3.19)	—	(3.19)
2009	$19.26	(0.04)	3.37	3.33	—	—	—	—
2010	$22.59	(0.03)	2.27	2.24	— (4)	—	—	— (4)
HUNTINGTON INCOME EQUITY FUND
Trust Shares
2006	$31.26	0.57	2.94	3.51	(0.57)	(3.09)	—	(3.66)
2007	$31.11	0.55	— (4)	0.55	(0.54)	(4.66)	—	(5.20)
2008	$26.46	0.57	(10.54)	(9.99)	(0.54)	(0.11)	(0.03)	(0.68)
2009	$15.79	0.47	2.87	3.34	(0.47)	—	(0.01)	(0.48)
2010	$18.65	0.49	1.62	2.11	(0.48)	—	—	(0.48)
Class A Shares
2006	$31.27	0.49	2.93	3.42	(0.49)	(3.09)	—	(3.58)
2007	$31.11	0.46	0.01	0.47	(0.46)	(4.66)	—	(5.12)
2008	$26.46	0.51	(10.54)	(10.03)	(0.49)	(0.11)	(0.03)	(0.63)
2009	$15.80	0.44	2.86	3.30	(0.43)	—	(0.01)	(0.44)
2010	$18.66	0.44	1.62	2.06	(0.43)	—	—	(0.43)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)

Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).

(4)	Amount is less than $0.005.

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Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$37.24	8.36%	1.15%	0.22%	1.15%	$223,155	31%
$35.01	15.93%	1.13%	0.32%	1.13%	$227,972	86	%(3)
$19.71	(37.76)%	1.15%	0.15%	1.15%	$129,745	83%
$23.17	17.58%	1.20%	0.03%	1.20%	$140,206	120%
$25.54	10.23%	1.23%	0.04%	1.23%	$123,809	292%

$36.66	8.11%	1.40%	(0.03)%	1.40%	$9,209	31%
$34.31	15.62%	1.38%	0.07%	1.38%	$9,680	86	%(3)
$19.26	(37.92)%	1.40%	(0.11)%	1.40%	$5,436	83%
$22.59	17.29%	1.45%	(0.22)%	1.45%	$6,096	120%
$24.83	9.92%	1.47%	(0.15)%	1.47%	$8,532	292%

$31.11	11.36%	1.15%	1.79%	1.15%	$185,816	43%
$26.46	1.90%	1.14%	1.72%	1.14%	$158,501	90%
$15.79	(38.35)%	1.16%	2.60%	1.16%	$89,815	88%
$18.65	21.92%	1.22%	3.05%	1.22%	$104,433	90%
$20.28	11.59%	1.22%	2.59%	1.22%	$101,076	89%

$31.11	11.05%	1.40%	1.53%	1.40%	$6,139	43%
$26.46	1.65%	1.39%	1.48%	1.39%	$6,330	90%
$15.80	(38.47)%	1.41%	2.34%	1.41%	$3,214	88%
$18.66	21.60%	1.47%	2.83%	1.47%	$3,271	90%
$20.29	11.31%	1.47%	2.39%	1.47%	$5,935	89%

More About the Huntington Funds

Financial Highlights

continued

Equity Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2006	$11.79	0.09		3.10	3.19	(0.08)	(0.97)	(1.05)
2007	$13.93	0.13		2.20	2.33	(0.15)	(1.10)	(1.25)
2008	$15.01	0.17		(6.36)	(6.19)	(0.13)	(0.47)	(0.60)
2009	$8.22	0.17		2.52	2.69	(0.10)	(0.02)	(0.12)
2010	$10.79	0.13		0.70	0.83	(0.09)	—	(0.09)
Class A Shares
2006	$11.74	0.03		3.10	3.13	(0.06)	(0.97)	(1.03)
2007	$13.84	0.08		2.19	2.27	(0.11)	(1.10)	(1.21)
2008	$14.90	0.13		(6.29)	(6.16)	(0.11)	(0.47)	(0.58)
2009	$8.16	0.13		2.51	2.64	(0.06)	(0.02)	(0.08)
2010	$10.72	0.08		0.73	0.81	(0.08)	—	(0.08)
HUNTINGTON MACRO 100 FUND
Trust Shares
2006	$11.31	—	(3)	0.77	0.77	—	(0.24)	(0.24)
2007	$11.84	—	(3)	(0.33)	(0.33)	—	(1.46)	(1.46)
2008	$10.05	0.09		(3.54)	(3.45)	(0.09)	—	(0.09)
2009	$6.51	0.02		1.88	1.90	(0.02)	—	(0.02)
2010	$8.39	0.01		1.30	1.31	(0.01)	—	(0.01)
Class A Shares
2006	$11.26	(0.02)		0.76	0.74	—	(0.24)	(0.24)
2007	$11.76	(0.03)		(0.33)	(0.36)	—	(1.46)	(1.46)
2008	$9.94	0.07		(3.49)	(3.42)	(0.07)	—	(0.07)
2009	$6.45	—	(3)	1.85	1.85	—	—	—
2010	$8.30	(0.01)		1.28	1.27	—	—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Amount is less than $0.005.

(4)	The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals.

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More About the Huntington Funds

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$13.93	27.04%	1.57%	0.73%	1.57%	$266,509	26%
$15.01	17.06%	1.54%	0.92%	1.54%	$324,158	25%
$8.22	(41.73)%	1.57%	1.37%	1.57%	$191,163	21%
$10.79	32.84%	1.59%	1.68%	1.59%	$322,427	26%
$11.53	7.72%	1.59%	1.14%	1.59%	$296,797	41%

$13.84	26.79%	1.83%	0.40%	1.83%	$6,509	26%
$14.90	16.76%	1.79%	0.71%	1.79%	$11,151	25%
$8.16	(41.88)%	1.82%	1.13%	1.82%	$6,929	21%
$10.72	32.45%	1.84%	1.28%	1.84%	$7,547	26%
$11.45	7.54%	1.84%	0.86%	1.84%	$10,631	41%

$11.84	6.79%	1.43%	0.04%	1.43%	$42,758	222	%(4)
$10.05	(3.12)%	1.36%	0.02%	1.36%	$32,284	153%
$6.51	(34.32)%	1.56%	0.88%	1.56%	$13,521	318	%(4)
$8.39	29.15%	1.55%	0.28%	1.55%	$28,278	10%
$9.69	15.60%	1.45%	0.13%	1.45%	$43,631	27%

$11.76	6.55%	1.68%	(0.23)%	1.68%	$3,189	222	%(4)
$9.94	(3.40)%	1.61%	(0.23)%	1.61%	$2,621	153%
$6.45	(34.45)%	1.82%	0.66%	1.82%	$1,001	318	%(4)
$8.30	28.68%	1.80%	0.06%	1.80%	$853	10%
$9.57	15.30%	1.69%	(0.09)%	1.69%	$1,816	27%

More About the Huntington Funds

Financial Highlights

continued

Equity Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2006	$15.47	0.02		1.24	1.26	(0.01)	(0.29)	—	(0.30)
2007	$16.43	(0.01)		1.26	1.25	— (3)	(1.37)	—	(1.37)
2008	$16.31	0.02		(5.98)	(5.96)	(0.01)	(0.41)	—	(0.42)
2009	$9.93	0.04		3.20	3.24	(0.04)	—	—	(0.04)
2010	$13.13	0.01		3.00	3.01	(0.01)	(0.50)	—	(0.51)
Class A Shares
2006	$15.27	(0.03)		1.23	1.20	—	(0.29)	—	(0.29)
2007	$16.18	(0.05)		1.24	1.19	—	(1.37)	—	(1.37)
2008	$16.00	(0.02)		(5.84)	(5.86)	—	(0.41)	—	(0.41)
2009	$9.73	0.01		3.12	3.13	(0.01)	—	—	(0.01)
2010	$12.85	(0.01)		2.91	2.90	—	(0.50)	—	(0.50)
HUNTINGTON NEW ECONOMY FUND
Trust Shares
2006	$15.92	(0.06)		1.50	1.44	—	(1.32)	—	(1.32)
2007	$16.04	0.02		1.84	1.86	(0.01)	(3.16)	—	(3.17)
2008	$14.73	(0.04	)(5)	(7.97)	(8.01)	—	—	(0.01)	(0.01)
2009	$6.71	(0.03)		2.66	2.63	—	—	—	—
2010	$9.34	(0.09)		1.53	1.44	—	—	—	—
Class A Shares
2006	$15.74	(0.09)		1.49	1.40	—	(1.32)	—	(1.32)
2007	$15.81	(0.01)		1.81	1.80	—	(3.16)	—	(3.16)
2008	$14.45	(0.07	)(5)	(7.81)	(7.88)	—	—	(0.01)	(0.01)
2009	$6.56	(0.05)		2.60	2.55	—	—	—	—
2010	$9.11	(0.10)		1.48	1.38	—	—	—	—

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Amount is less than $0.005.

(4)

Portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).

(5)	Per share net investment income (loss) has been calculated using the average daily shares method.

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More About the Huntington Funds

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$16.43	8.09%	1.31%	0.07%	1.31%	$150,902	6%
$16.31	7.79%	1.30%	(0.04)%	1.30%	$149,245	11%
$9.93	(37.51)%	1.31%	0.10%	1.31%	$87,843	18%
$13.13	32.59%	1.36%	0.30%	1.36%	$131,638	12%
$15.63	22.94%	1.36%	0.08%	1.36%	$141,282	19%

$16.18	7.84%	1.56%	(0.17)%	1.56%	$4,986	6%
$16.00	7.53%	1.55%	(0.29)%	1.55%	$5,240	11%
$9.73	(37.62)%	1.56%	(0.16)%	1.56%	$2,875	18%
$12.85	32.19%	1.61%	0.04%	1.61%	$3,608	12%
$15.25	22.61%	1.61%	(0.13)%	1.61%	$7,513	19%

$16.04	9.18%	1.43%	(0.39)%	1.43%	$97,791	50%
$14.73	12.19%	1.41%	0.14%	1.41%	$106,812	119	%(4)
$6.71	(54.43)%	1.44%	(0.38)%	1.44%	$35,041	127%
$9.34	39.20%	1.55%	(0.34)%	1.55%	$45,656	114%
$10.78	15.42%	1.55%	(0.86)%	1.55%	$50,583	256%

$15.81	8.96%	1.68%	(0.64)%	1.68%	$8,607	50%
$14.45	11.99%	1.66%	(0.11)%	1.66%	$8,943	119	%(4)
$6.56	(54.58)%	1.69%	(0.63)%	1.69%	$3,294	127%
$9.11	38.87%	1.80%	(0.62)%	1.80%	$3,609	114%
$10.49	15.15%	1.80%	(1.11)%	1.80%	$5,299	256%

More About the Huntington Funds

Financial Highlights

continued

Equity Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2007(3)	$10.00	0.11		0.92	1.03	(0.11)	(0.13)	—	(0.24)
2008	$10.79	0.05	(5)	(5.86)	(5.81)	(0.05)	—	(0.03)	(0.08)
2009	$4.90	0.04		1.54	1.58	(0.06)	—	—	(0.06)
2010	$6.42	0.02		1.59	1.61	(0.04)	—	—	(0.04)
Class A Shares
2007(3)	$10.00	0.09		0.92	1.01	(0.10)	(0.13)	—	(0.23)
2008	$10.78	0.03	(5)	(5.85)	(5.82)	(0.02)	—	(0.02)	(0.04)
2009	$4.92	0.03		1.54	1.57	(0.06)	—	—	(0.06)
2010	$6.43	0.01		1.59	1.60	(0.03)	—	—	(0.03)
HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2006	$11.41	0.12		2.10	2.22	(0.12)	(0.20)	—	(0.32)
2007	$13.31	0.14		1.00	1.14	(0.14)	(0.68)	—	(0.82)
2008	$13.63	0.10		(5.71)	(5.61)	(0.10)	(0.19)	—	(0.29)
2009	$7.73	0.10		2.50	2.60	(0.10)	—	—	(0.10)
2010	$10.23	0.03		0.59	0.62	— (7)	—	—	— (7)
Class A Shares
2006	$11.35	0.10		2.08	2.18	(0.10)	(0.20)	—	(0.30)
2007	$13.23	0.10		0.99	1.09	(0.10)	(0.68)	—	(0.78)
2008	$13.54	0.07		(5.66)	(5.59)	(0.07)	(0.19)	—	(0.26)
2009	$7.69	0.08		2.48	2.56	(0.07)	—	—	(0.07)
2010	$10.18	0.01		0.59	0.60	— (7)	—	—	— (7)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007.

(4)	Does not include the effect of expenses of underlying funds.

(5)	Per share net investment income (loss) has been calculated using the average daily shares method.

(6)

The portfolio turnover rate increased significantly during the period. This increase was attributable to cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy have not changed (Unaudited).

(7)	Amount less than $0.005.

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More About the Huntington Funds

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$10.79	10.41%	1.49	%(4)	2.54%	1.61	%(4)	$44,523	39%
$4.90	(53.87)%	1.38	%(4)	0.65%	1.38	%(4)	$35,110	72%
$6.42	32.33%	1.38	%(4)	0.82%	1.38	%(4)	$72,641	36%
$7.99	25.09%	1.35	%(4)	0.27%	1.35	%(4)	$90,813	22%

$10.78	10.22%	1.70	%(4)	2.30%	1.83	%(4)	$706	39%
$4.92	(53.95)%	1.63	%(4)	0.39%	1.63	%(4)	$514	72%
$6.43	31.82%	1.63	%(4)	0.64%	1.63	%(4)	$1,114	36%
$8.00	24.85%	1.60	%(4)	0.03%	1.60	%(4)	$2,052	22%

$13.31	19.56%	1.15	%(4)	1.13%	1.15	%(4)	$45,161	35%
$13.63	8.67%	1.08	%(4)	1.08%	1.08	%(4)	$53,375	54%
$7.73	(41.68)%	1.18	%(4)	0.85%	1.18	%(4)	$28,390	218	%(6)
$10.23	33.64%	1.19	%(4)	1.16%	1.19	%(4)	$41,786	230%
$10.85	6.07%	1.19	%(4)	0.27%	1.19	%(4)	$36,729	250%

$13.23	19.19%	1.40	%(4)	0.95%	1.40	%(4)	$3,438	35%
$13.54	8.43%	1.33	%(4)	0.69%	1.33	%(4)	$3,982	54%
$7.69	(41.81)%	1.43	%(4)	0.59%	1.43	%(4)	$2,000	218	%(6)
$10.18	33.32%	1.44	%(4)	0.85%	1.44	%(4)	$1,937	230%
$10.78	5.90%	1.43	%(4)	0.09%	1.43	%(4)	$2,600	250%

More About the Huntington Funds

Financial Highlights

continued

Equity Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON SITUS FUND
Trust Shares
2006	$19.24	(0.07)		2.12	2.05	—		(1.15)	—	(1.15)
2007	$20.14	0.02		1.94	1.96	—		(2.10)	—	(2.10)
2008	$20.00	0.01		(7.83)	(7.82)	—		(0.47)	—	(0.47)
2009	$11.71	0.03		4.27	4.30	(0.01)		(0.03)	(0.02)	(0.06)
2010	$15.95	(0.03)		4.29	4.26	—		—	—	—
Class A Shares
2006	$19.08	(0.09)		2.08	1.99	—		(1.15)	—	(1.15)
2007	$19.92	(0.03)		1.91	1.88	—		(2.10)	—	(2.10)
2008	$19.70	(0.03)		(7.71)	(7.74)	—		(0.47)	—	(0.47)
2009	$11.49	(0.01)		4.19	4.18	—	(5)	(0.03)	— (5)	(0.03)
2010	$15.64	(0.06)		4.20	4.14	—		—	—	—
HUNTINGTON TECHNICAL OPPORTUNITIES FUND
Trust Shares
2008(6)	$10.00	(0.06	)(7)	(3.31)	(3.37)	—		—	(0.03)	(0.03)
2009	$6.60	0.05		1.07	1.12	(0.05)		—	—	(0.05)
2010	$7.67	(0.04)		0.63	0.59	—	(5)	—	—	— (5)
Class A Shares
2008(6)	$10.00	(0.08	)(7)	(3.30)	(3.38)	—		—	(0.03)	(0.03)
2009	$6.59	0.03		1.06	1.09	(0.03)		—	—	(0.03)
2010	$7.65	(0.05)		0.62	0.57	—	(5)	—	—	— (5)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Not annualized.

(4)	Computed on an annualized basis.

(5)	Amount less than $0.005.

(6)	Reflects operations for the period from May 1, 2008 (date of commencement of operations) to December 31, 2008.

(7)	Per share net investment income (loss) has been calculated using the average daily shares method.

▶

More About the Huntington Funds

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$20.14	10.73%		1.38%		(0.34)%		1.38%		$89,230	19%
$20.00	9.95%		1.32%		0.09%		1.32%		$108,350	22%
$11.71	(39.25)%		1.34%		0.06%		1.34%		$77,947	19%
$15.95	36.86%		1.38%		0.25%		1.38%		$141,342	25%
$20.21	26.71%		1.36%		(0.16)%		1.36%		$183,311	32%

$19.92	10.50%		1.64%		(0.59)%		1.64%		$11,685	19%
$19.70	9.66%		1.57%		(0.15)%		1.57%		$15,658	22%
$11.49	(39.44)%		1.59%		(0.21)%		1.59%		$12,121	19%
$15.64	36.52%		1.63%		(0.01)%		1.63%		$16,747	25%
$19.78	26.47%		1.61%		(0.38)%		1.61%		$23,990	32%

$6.60	(33.68	)%(3)	2.58	%(4)	(1.04	)%(4)	2.58	%(4)	$6,148	152%
$7.67	16.91%		1.94%		0.68%		1.94%		$9,644	374%
$8.26	7.72%		1.75%		(0.49)%		1.75%		$10,574	436%

$6.59	(33.81	)%(3)	3.13	%(4)	(1.49	)%(4)	3.13	%(4)	$67	152%
$7.65	16.52%		2.20%		0.41%		2.20%		$61	374%
$8.22	7.48%		1.98%		(0.69)%		1.98%		$106	436%

More About the Huntington Funds

Financial Highlights

continued

Income Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2006	$20.79	0.79	(0.04)	0.75	(0.78)	—	(0.78)
2007	$20.76	0.87	0.39	1.26	(0.87)	— (3)	(0.87)
2008	$21.15	0.85	0.24	1.09	(0.85)	(0.05)	(0.90)
2009	$21.34	0.78	0.34	1.12	(0.78)	(0.06)	(0.84)
2010	$21.62	0.67	0.57	1.24	(0.67)	(0.03)	(0.70)
Class A Shares
2006	$20.78	0.74	(0.03)	0.71	(0.73)	—	(0.73)
2007	$20.76	0.82	0.39	1.21	(0.82)	— (3)	(0.82)
2008	$21.15	0.80	0.24	1.04	(0.80)	(0.05)	(0.85)
2009	$21.34	0.73	0.34	1.07	(0.73)	(0.06)	(0.79)
2010	$21.62	0.61	0.57	1.18	(0.61)	(0.03)	(0.64)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2006	$10.28	0.39	(0.04)	0.35	(0.39)	— (3)	(0.39)
2007	$10.24	0.41	0.25	0.66	(0.41)	—	(0.41)
2008	$10.49	0.41	0.40	0.81	(0.41)	—	(0.41)
2009	$10.89	0.35	(0.15)	0.20	(0.35)	—	(0.35)
2010	$10.74	0.31	0.19	0.50	(0.31)	(0.03)	(0.34)
Class A Shares
2006	$10.28	0.35	(0.03)	0.32	(0.36)	— (3)	(0.36)
2007	$10.24	0.38	0.25	0.63	(0.38)	—	(0.38)
2008	$10.49	0.38	0.40	0.78	(0.38)	—	(0.38)
2009	$10.89	0.32	(0.15)	0.17	(0.32)	—	(0.32)
2010	$10.74	0.28	0.19	0.47	(0.28)	(0.03)	(0.31)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(3)	Amount is less than $0.005.

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Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$20.76	3.74%	1.06%	3.87%	1.06%	$173,305	55%
$21.15	6.23%	1.04%	4.18%	1.04%	$183,283	42%
$21.34	5.32%	1.06%	4.05%	1.06%	$183,011	31%
$21.62	5.36%	1.08%	3.62%	1.08%	$229,570	30%
$22.16	5.75%	1.06%	2.99%	1.06%	$283,953	19%

$20.76	3.53%	1.31%	3.62%	1.31%	$1,702	55%
$21.15	5.96%	1.29%	3.92%	1.29%	$2,589	42%
$21.34	5.06%	1.31%	3.80%	1.31%	$2,525	31%
$21.62	5.10%	1.33%	3.36%	1.33%	$3,420	30%
$22.16	5.50%	1.30%	2.68%	1.30%	$8,413	19%

$10.24	3.51%	1.08%	3.80%	1.08%	$108,312	32%
$10.49	6.58%	1.08%	3.96%	1.08%	$115,155	30%
$10.89	7.88%	1.07%	3.84%	1.07%	$115,159	27%
$10.74	1.86%	1.10%	3.21%	1.10%	$110,761	26%
$10.90	4.64%	1.10%	2.80%	1.10%	$115,470	6%

$10.24	3.25%	1.34%	3.55%	1.34%	$1,599	32%
$10.49	6.32%	1.33%	3.71%	1.33%	$1,588	30%
$10.89	7.62%	1.32%	3.60%	1.32%	$1,438	27%
$10.74	1.60%	1.35%	2.93%	1.35%	$2,215	26%
$10.90	4.38%	1.34%	2.50%	1.34%	$4,675	6%

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Financial Highlights

continued

Income Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2006	$8.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
2007	$9.01	0.34	(0.04)	0.30	(0.36)	(0.03)	(0.39)
2008	$8.92	0.34	(0.12)	0.22	(0.34)	(0.01)	(0.35)
2009	$8.79	0.29	0.15	0.44	(0.31)	—	(0.31)
2010	$8.92	0.27	0.19	0.46	(0.28)	—	(0.28)
Class A Shares
2006	$8.92	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
2007	$9.06	0.29	(0.02)	0.27	(0.33)	(0.03)	(0.36)
2008	$8.97	0.32	(0.13)	0.19	(0.31)	(0.01)	(0.32)
2009	$8.84	0.27	0.15	0.42	(0.29)	—	(0.29)
2010	$8.97	0.23	0.22	0.45	(0.26)	—	(0.26)
HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2006	$20.91	0.58	(0.05)	0.53	(0.58)	—	(0.58)
2007	$20.86	0.55	0.10	0.65	(0.55)	(0.01)	(0.56)
2008	$20.95	0.57	(0.17)	0.40	(0.57)	(0.03)	(0.60)
2009	$20.75	0.59	0.45	1.04	(0.59)	—	(0.59)
2010	$21.20	0.50	(0.11)	0.39	(0.50)	(0.07)	(0.57)
Class A Shares
2006	$20.90	0.53	(0.06)	0.47	(0.53)	—	(0.53)
2007	$20.84	0.50	0.10	0.60	(0.50)	(0.01)	(0.51)
2008	$20.93	0.51	(0.16)	0.35	(0.51)	(0.03)	(0.54)
2009	$20.74	0.54	0.44	0.98	(0.54)	—	(0.54)
2010	$21.18	0.45	(0.11)	0.34	(0.45)	(0.07)	(0.52)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$9.01	6.06%	1.10%	3.68%	1.10%	$85,995	29%
$8.92	3.33%	1.09%	3.72%	1.09%	$83,728	17%
$8.79	2.45%	1.10%	3.82%	1.10%	$82,729	13%
$8.92	5.17%	1.11%	3.32%	1.11%	$100,114	24%
$9.10	5.21%	1.11%	2.87%	1.11%	$96,832	6%

$9.06	5.74%	1.35%	3.41%	1.35%	$1,683	29%
$8.97	3.03%	1.32%	3.45%	1.32%	$3,190	17%
$8.84	2.16%	1.35%	3.55%	1.35%	$3,022	13%
$8.97	4.85%	1.36%	3.07%	1.36%	$2,629	24%
$9.16	5.03%	1.35%	2.62%	1.35%	$3,910	6%

$20.86	2.59%	1.17%	2.80%	1.17%	$40,319	17%
$20.95	3.18%	1.18%	2.67%	1.18%	$34,098	15%
$20.75	1.95%	1.22%	2.73%	1.22%	$32,946	19%
$21.20	5.05%	1.20%	2.80%	1.20%	$42,568	21%
$21.02	1.85%	1.20%	2.36%	1.20%	$48,741	18%

$20.84	2.29%	1.43%	2.58%	1.43%	$1,686	17%
$20.93	2.93%	1.43%	2.42%	1.43%	$1,706	15%
$20.74	1.74%	1.47%	2.49%	1.47%	$1,422	19%
$21.18	4.74%	1.45%	2.54%	1.45%	$1,745	21%
$21.00	1.60%	1.45%	2.09%	1.45%	$3,192	18%

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Financial Highlights

continued

Income Funds (continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME FUND
Trust Shares
2006	$19.15	0.60	0.10	0.70	(0.60)	(0.60)
2007	$19.25	0.70	0.21	0.91	(0.70)	(0.70)
2008	$19.46	0.67	(0.59)	0.08	(0.67)	(0.67)
2009	$18.87	0.53	0.91	1.44	(0.53)	(0.53)
2010	$19.78	0.40	0.19	0.59	(0.40)	(0.40)
Class A Shares
2006	$19.16	0.55	0.10	0.65	(0.55)	(0.55)
2007	$19.26	0.65	0.20	0.85	(0.65)	(0.65)
2008	$19.46	0.63	(0.59)	0.04	(0.63)	(0.63)
2009	$18.87	0.48	0.91	1.39	(0.48)	(0.48)
2010	$19.78	0.35	0.20	0.55	(0.35)	(0.35)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$19.25	3.70%	1.07%	3.11%	1.07%	$95,512	36%
$19.46	4.79%	1.06%	3.60%	1.06%	$82,730	29%
$18.87	0.43%	1.08%	3.51%	1.08%	$79,130	51%
$19.78	7.70%	1.09%	2.67%	1.09%	$149,384	50%
$19.97	2.99%	1.06%	1.97%	1.06%	$196,479	24%

$19.26	3.44%	1.33%	2.80%	1.33%	$668	36%
$19.46	4.48%	1.31%	3.35%	1.31%	$485	29%
$18.87	0.18%	1.33%	3.26%	1.33%	$555	51%
$19.78	7.43%	1.33%	2.38%	1.33%	$1,076	50%
$19.98	2.78%	1.30%	1.60%	1.30%	$7,639	24%

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Financial Highlights

continued

Asset Allocation Funds

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
2009(2)	$10.00	0.05	0.75	0.80	(0.06)	— (3)	(0.06)
2010	$10.74	0.09	0.88	0.97	(0.09)	(0.05)	(0.14)
HUNTINGTON CONSERVATIVE ALLOCATION FUND
2009(2)	$10.00	0.08	0.34	0.42	(0.09)	(0.01)	(0.10)
2010	$10.32	0.17	0.41	0.58	(0.16)	(0.05)	(0.21)
HUNTINGTON GROWTH ALLOCATION FUND
2009(2)	$10.00	0.04	0.88	0.92	(0.05)	— (3)	(0.05)
2010	$10.87	0.06	1.09	1.15	(0.06)	(0.08)	(0.14)

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2)	Reflects operations for the period from July 31, 2009 (date of commencement of operations) to December 31, 2009.

(3)	Amount less than $0.005

(4)	Not annualized.

(5)	Computed on an annualized basis.

(6)	Does not include the effect of expenses on underlying funds.

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Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, at end of period (000 omitted)	Portfolio turnover rate

$10.74	8.03	%(4)	0.62	%(5)(6)	1.30	%(5)	0.85	%(5)(6)	$13,336	42%
$11.57	9.14%		0.59	%(6)	0.94%		0.74	%(6)	$24,656	26%

$10.32	4.13	%(4)	0.72	%(5)(6)	1.91	%(5)	0.86	%(5)(6)	$11,248	32%
$10.69	5.70%		0.70	%(6)	1.60%		0.79	%(6)	$14,840	22%

$10.87	9.21	%(4)	0.52	%(5)(6)	1.03	%(5)	0.85	%(5)(6)	$12,923	52%
$11.88	10.69%		0.51	%(6)	0.61%		0.77	%(6)	$19,132	29%

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Tax-Free Money Market Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Growth Fund

•	at least 65% of total assets will be invested in equity securities.

Ohio Tax-Free Fund

•	under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.

•	no investment in securities which generate income treated as a preference item for federal AMT purposes.

Short/Intermediate Fixed Income Securities Fund

•	at least 65% of total assets will be invested in fixed income securities.

Additional Investment Information

Funds (other than the Money Market Funds) may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.

Real Strategies Fund.    Currently, U.S. tax laws prevent the Fund from investing more than 25% of its assets in companies treated as qualified publicly traded partnerships (such as MLPs and certain ETCFs). Such laws also limit the Fund’s ability to invest directly in real estate and commodities, in derivative contracts for real estate or commodities, and in other types of partnerships or trusts (other than REITs) that make such direct or derivative investments. Consequently, the Fund will need to invest in securities issued by real estate-related and commodity-related businesses and IPS that are affected only indirectly by changing prices for real estate and commodities. IPS may include non-U.S. dollar denominated fixed income securities issued by foreign governments, their agencies and instrumentalities or corporations, and related derivative contracts. The Fund also may invest in fixed income securities denominated in another currency if the Advisor expects favorable global market conditions to increase the exchange rate of such currency against the U.S. dollar. IPS also may include certain CMOs that historically have outperformed other types of fixed income securities during periods of increased inflation or rising interest rates.

The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

Rotating Markets Fund.    Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (for example, small-cap, mid-cap, large-cap and global) will offer the greatest potential for

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Additional Investment Strategies

continued

capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Technical Opportunities Fund.    The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

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Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about these and other securities in which the Funds may invest.

The Asset Allocation Funds do not invest directly in securities other than Shares of the Underlying Funds. The instruments indicated below as permissible investments for the Asset Allocation Funds are, in fact, permissible investments for the Underlying Funds in which they may invest.

Fund Name	Fund Code
Tax-Free Money Market Fund	1
Money Market Fund	2
Ohio Municipal Money Market Fund	3
U.S. Treasury Money Market Fund	4
Dividend Capture Fund	5
Growth Fund	6
Income Equity Fund	7
International Equity Fund	8
Macro 100 Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Real Strategies Fund	12
Rotating Markets Fund	13
Situs Fund	14
Technical Opportunities Fund	15
Fixed Income Securities Fund	16
Intermediate Government Income Fund	17
Mortgage Securities Fund	18
Ohio Tax-Free Fund	19
Short/Intermediate Fixed Income Securities Fund	20
Balanced Allocation Fund	21
Conservative Allocation Fund	22
Growth Allocation Fund	23
Global Select Markets Fund	24
World Income Fund	25

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Investment Practices

continued

Instrument	Fund Code	Risk Type
American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs designed for trading in the U.S. securities markets.	5-15,21-25	Market, Political, Foreign Investment, Currency, Custodial and Related Investment Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.	1-14,18, 20-23	Pre-payment, Extension, Market, Counterparty, Credit, Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-3,5-11, 13-25	Counterparty, Credit, Liquidity, Market

Bonds and Fixed Income Securities: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.	1-17,20-25	Market, Counterparty, Credit, Liquidity, Pre-payment Extension

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. Those Funds that are authorized to write or purchase put and call options must cover such options. A fund may exit an option that it has written by purchasing an option having the same terms as the option written.	5-15,21-25	Management, Liquidity, Counterparty, Credit, Market, Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3,5-11, 13-19,21-25	Market, Counterparty, Credit, Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-3,5-11, 13-25	Market, Counterparty, Credit, Liquidity

Common Stock: Shares of ownership of a company.	5-15,21-25	Market, Equity Securities

Convertible Securities: Bonds or preferred stock that convert to common stock.	5-11,13-16, 18,20-25	Equity Securities, Counterparty, Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1-3,5-11,13, 15,20-25	Counterparty, Credit, Market, Liquidity, Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (for example, put and calls), options on futures, swap agreements, and some mortgage-backed securities.	5-25	Management, Market, Counterparty, Credit, Liquidity, Leverage

European Depositary Receipts (EDRs): EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.	8,9, 11-15, 21-25	Market, Political, Foreign Investment, Currency, Custodial and Related Investment Costs

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Investment Practices

continued

Instrument	Fund Code	Risk Type
Exchange-Traded Commodity Funds (ETCFs): ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest in a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity Index).	8,12,25	Market, Agriculture, Energy, Diversification, Mineral and Mining, Real Estate/REIT, Tax, Liquidity, Fee Layering

Exchange-Traded Funds (ETFs)/Index-Based Securities: The Funds may invest in exchange-traded funds (ETFs) and index-based securities as an efficient means of carrying out their investment strategies. As with traditional mutual funds, ETFs and index-based securities charge asset-based fees, although these fees tend to be relatively low. ETFs and index-based securities are traded on stock exchanges or on the over-the-counter market and represent ownership in an investment portfolio designed to track the price performance of a basket of stocks or an index, such as the Russell 2000 Index or the NASDAQ-100. ETFs and index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolios, less expenses. ETFs and index-based securities do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF and index-based securities’ shares.	5-25	Market, Tax, Fee Layering, Leverage, Correlation, Counterparty, Early Close/Trading Halt, Non-Diversification

Foreign Securities: Stocks issued by foreign companies including ADRs, EDRs and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.	5-25	Market, Political, Foreign Investment, Liquidity, Currency, Custodial and Related Investment Costs

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.	5-14, 20-25	Management, Liquidity, Counterparty, Credit, Market, Political, Leverage, Foreign Investment, Currency, Custodial and Related Investment Costs

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.	5-25	Management, Market, Counterparty, Credit, Liquidity, Leverage

Global Depositary Receipts (GDRs): GDRs are securities, typically issued globally by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.	8,9,11-15, 21-25	Market, Political, Foreign Investment, Currency, Custodial and Related Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. The Funds may invest up to 15% of their assets in illiquid securities.	1-25	Liquidity, Market

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Instrument	Fund Code	Risk Type
Inflation-Protected Securities: Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as “TIPs”, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.	12,15,25	Market, Inflation-Protection Security, Counterparty, Credit

Interests in Other Business Organizations:    Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Internal Revenue Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Internal Revenue Code.

	5-12,14-15, 21-25	Market, Foreign Investment, Currency, Counterparty, Credit, Tax

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Instrument	Fund Code	Risk Type
Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Fund and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index- based securities are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the Rotating Markets Fund, the Technical Opportunities Fund and Real Strategies Fund, each of the Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Rotating Markets Fund and Real Strategies Fund each may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If either Fund owns more than 1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.	1-25	Market, Investment Company

Investment-grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other; NRSROs; or, if not rated, determined to be of comparably high-quality by the Advisor.	5-25	Market, Counterparty, Credit

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short- term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1-25	Market, Counterparty, Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include CMOs and real estate mortgage investment conduits (REMICs).	4-11,13-23	Mortgage-Backed and Asset-Backed Securities, Prepayment, Market, Counterparty, Credit, Regulatory, Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	18,21-23	Repayment, Market, Regulatory Extension

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Instrument	Fund Code	Risk Type

Municipal Securities:    Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:

General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

	1-3,7,16-23	Market, Credit Diversification, Political, Tax, Regulatory

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	8,13,14,21-25	Counterparty, Credit, Foreign Investment, Currency, Custodial and Related Investment Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high- grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.	5-17,21-25	Management, Liquidity, Counterparty, Credit, Market, Political, Leverage, Foreign Investment, Currency, Custodial and Related Investment Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.	5-16,18, 21-25	Market, Equity, Securities

Real Estate Investment Trusts (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	5-16,18-19, 21-25	Liquidity, Management, Market, Regulatory, Tax, Interest Rate, Prepayment Extension

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.	1-25	Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-25	Market, Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.	1-25	Liquidity, Market

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Instrument	Fund Code	Risk Type
Securities Lending: All Funds may each lend up to 33 1/3% of their total assets. Such loans must be fully collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.	1-25	Market, Liquidity, Leverage

Short Sales: The Fund may make short sales of securities. A short sale means selling a security the Fund does not own to take advantage of an anticipated decline in the price of the security. Once the Fund sells the security short, it has an obligation to replace the borrowed security. If it can buy the security back at a lower price, a profit results. If it has to buy the security back at a higher price, a loss results. Short sales are speculative in nature, and may reduce returns or increase volatility.	15	Leverage, Credit, Counterparty, Market

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	1-3,7,16-23	Counterparty, Credit, Liquidity, Market, Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-3,5-11, 13-25	Liquidity, Counterparty, Credit, Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	5-12,12, 14,16,21-25	Market

Ultrashort ETFs: Ultrashort ETFs are exchange-traded funds which are designed to correspond to twice the inverse of the daily performance of an underlying index. Ultrashort ETFs invest in financial instruments (including derivatives and commodities) which the advisor to the Ultrashort ETF believes should, in combination, achieve such daily return characteristics.	8,15,25	Ultrashort ETFs, Counterparty, Credit, Interest Rate, Currency, Liquidity, Market, Price Variation, Non-Diversification, Leverage, Counterparty Diversification, Portfolio Turnover

Unit Investment Trusts: A type of investment company, registered with the SEC under the 1940 Act, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange-traded funds are organized as unit investment trusts.	5-15,21-23, 25	Market

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Instrument	Fund Code	Risk Type
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal National Mortgage Association (“FNMA”), Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. As of September 2008, the FNMA and FHLM were placed into conservatorship and are currently operated by the Federal Housing Finance Agency. Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.	1-23,25	Market, Counterparty, Credit, Prepayment

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-25	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-14,16-23	Counterparty, Credit, Liquidity, Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	5-16,18, 21-25	Market, Counterparty, Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-25	Market, Leverage, Liquidity, Counterparty, Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	5-17,20-25	Market, Counterparty, Credit, Currency, Custodial and Related Investment Costs

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.	1-25	Counterparty, Credit, Market, Zero Coupon, Liquidity, Prepayment, Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Advisor’s Potential Conflict.    In managing the Asset Allocation Funds, the Advisor has sole discretion in selecting and substituting the Underlying Funds in which the Asset Allocation Funds will invest at any given time. Because the Advisor is primarily responsible for managing the Asset Allocation Funds and each of the Underlying Funds, the Advisor is subject to conflict of interest with respect to how it allocates the Asset Allocation Funds’ assets among the various Underlying Funds. The conflict primarily arises because the expenses paid by the Advisor in connection with its management of certain of the Underlying Funds could be higher than expenses paid for other Underlying Funds, likewise, fees payable to the Advisor and/or its affiliates (primarily management fees) by some Underlying Funds are higher than the fees payable by other Underlying Funds. See “Fees Paid to Advisor and Affiliates.”

Agriculture Risks.    The Fund’s investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.

Allocation Risk.    Because the Asset Allocation Funds have set limitations on the amount of assets that may be allocated to Underlying Equity Funds, Underlying Income Funds and Underlying Money Market Funds, respectively, the Asset

Allocation Funds have less flexibility in their investment strategies than funds that are not subject to such limitations. In addition, the asset allocations made by the Asset Allocation Fund may not effectively decrease risk or increase returns for investors.

Call Risk.    Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Class/Sector/Region Focus Risk.    When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds than it would on a fund that did not focus on the sector, asset class or region.

Correlation Risk.    A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index

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underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark.

Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

Counterparty Risk.    This is the risk that the guarantor of a fixed-income security, the counterparty to an OTC derivatives contract or a borrower of a Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk.    Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)

measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit Enhancement Risk.    The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to assure timely payment of the security; it does not protect the Funds against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single bank, bond insurer or other enhancement provider may provide credit enhancement to more than one of the Fund’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Funds that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Funds, as the Funds may invest their assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Currency Risks.    Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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Derivative Contracts and Hybrid Instruments Risk.    Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund’s SAI, such as market, interest rate, credit, currency, liquidity and leverage risks.

Early Close/Trading Halt Risk.    An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Energy Risks.    To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy- consuming countries. These factors could lead to substantial fluctuations in the value of the Fund’s energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Equity Securities Risk.    Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested declines or if overall market and economic conditions deteriorate.

Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Exchange-Traded Funds Risk.    An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (that is, a fund that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an

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ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Extension Risk.    Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

Fee Layering Risk.    Certain of the Funds are actively managed mutual funds that have management and other fees associated with their operations. These Funds may invest some or all of their assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), that would be borne by a Fund as an investor. This could cause a Funds’ performance to be lower than if it were to invest directly in the securities underlying such index-based securities. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Funds will bear these expenses as investors in underlying funds and, as a result, investors in the Funds may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Foreign Custodial Services and Related Investment Costs.    Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk.    Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets. See also Currency Risk.

Government Intervention and Extreme Volatility.    Events in the financial sector may result in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition to such volatility in financial markets, reduced liquidity in credit and fixed-income markets may adversely affect many issuers

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worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These potential risks may have an adverse effect on the Funds.

Growth Investing Risk.    Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Hedging.    When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

Inflation-Protected Securities Risks.    While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.

In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.

Interest Rate Risk.    Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Company Risk.    Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund will bear these expenses as an investor in underlying funds and, as a result, so investors in the Fund may bear higher expenses than a Fund that invests directly in equity or fixed income securities. These estimated expenses of the Fund are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Investment Style Risk.    A particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Leverage Risk.    A Fund’s investments in derivatives can significantly increase the Fund’s exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

When a derivative or other instrument is used as a hedge against an offsetting position that the Fund also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Fund uses a derivative security or other instrument for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls, and may expose the Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by the Fund and therefore in the Fund’s net asset value will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment.

Liquidity Risk.    Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk.    The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk.    The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk.    To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks.    The Fund’s investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries;

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interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.

Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a Fund and not the purchase of shares of the Fund.

Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed- income securities when interest rates rise.

Collateralized Mortgage Obligations:    A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities.

However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities:    Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversification Risk.    When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region’s performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Strategies Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

Political Risk.    The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Portfolio Turnover Risk.    Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Prepayment Risk.    Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a

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security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate. Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk.    The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Recoupment Risk.    The Advisor entered into an agreement with the certain of the Funds effective June 15, 2009, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a positive yield of at least 0.01%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. The recoupment could negatively affect the Fund’s future yield. The Advisor may terminate the agreement at any time upon thirty (30) days prior written notice to the Fund.

Regulatory Risk.    The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Risks Associated with Temporary Liquidity Guarantee Program.    The Fund may invest in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), an instrumentality of the United States, under its Temporary Liquidity Gurantee Program (“Program”). Under the Program, if the issuer of the security does not make timely payment of principal or interest in accordance with the terms of such security, the FDIC will make scheduled payments of unpaid principal and interest.

In order to receive payments for the FDIC, the Fund would be required to make a written demand with a conforming proof of claim (collectively, “Demand”) following an issuer’s nonpayment of principal or interest. There is no designated period within which the FDIC is required to make guarantee payments after receipt and verification of the Demand. Accordingly, the guarantee payments on a portfolio security held by the Fund could be delayed from the date that payment was due under the terms of such security.

Tax Risk.    The risk that income from municipal bonds held by the Fund could be declared taxable because of changes I the tax laws, adverse interpretations by federal or state authorities, or that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

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The Internal Revenue Code limits a Fund’s investment in “publicly traded partnerships,” including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund’s income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Ultrashort ETFs Risk.    Ultrashort ETFs use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An Ultrashort ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Ultrashort ETF and the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying an Ultrashort ETF benchmark, including: (1) the risk that an instrument is mispriced; (2) credit or performance risk on the amount the Ultrashort ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the Ultrashort ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an Ultrashort ETF’s position in a particular financial instrument when desired.

Value Investing Risk.    Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk.    The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. These documents, as well as additional information about the Funds are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of Huntington Bank, is the Advisor to the Huntington Funds.

Unified Financial Securities, Inc. is the Distributor. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

You may also access Fund information at www.huntingtonfunds.com or from the EDGAR Database on the SEC’s website at www.sec.gov.

Contact the SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

The Huntington Funds Shareholder Services: 1-800-253-0412

The Huntington Funds’ Investment Company Act file number is 811-5010

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency